UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
October 31, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Dividend Value Fund FFEIX FFECX FFEFX FAQIX
Nuveen Large Cap Select Fund FLRAX FLYCX — FLRYX
Nuveen Mid Cap Growth Opportunities Fund FRSLX — FMEFX FISGX
Nuveen Mid Cap Value Fund FASEX FACSX FMVQX FSEIX
Nuveen Small Cap Growth Opportunities Fund FRMPX — FMPFX FIMPX
Nuveen Small Cap Select Fund EMGRX — ASEFX ARSTX
Nuveen Small Cap Value Fund FSCAX FSCVX FSCWX FSCCX

Life is
Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports
right to your email!
www.investordelivery.com
If you receive your Nuveen Fund
distributions and statements from your
financial advisor or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund
distributions and statements directly
from Nuveen.
Must be preceded by or accompanied
by a prospectus.
NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations 11
Fund Performance, Expense Ratios and Holdings Summaries 12
Expense Examples 33
Report of Independent Registered Public Accounting Firm 36
Portfolios of Investments 37
Statement of Assets and Liabilities 62
Statement of Operations 66
Statement of Changes in Net Assets 68
Financial Highlights 72
Notes to Financial Statements 86
Important Tax Information 104
Additional Fund Information 105
Glossary of Terms Used in this Report 106
Liquidity Risk Management Program 108
Annual Investment Management Agreement Approval Process 109
Directors and Officers 117

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recurring lockdowns across China to contain a large-scale
COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S.
Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-
term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May, four increases of 0.75% during the summer and fall, and another 0.50% hike in December 2022 followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022,
U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2022

Portfolio Managers’
Comments

Nuveen Dividend Value Fund
Nuveen Large Cap Select Fund
Nuveen Mid Cap Growth Opportunities Fund
Nuveen Mid Cap Value Fund
Nuveen Small Cap Growth Opportunities Fund
Nuveen Small Cap Select Fund
Nuveen Small Cap Value Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. David Chalupnik, CFA, and Evan Staples, CFA, manage the Nuveen Dividend Value Fund and
Nuveen Large Cap Select Fund. Gregory Ryan, CFA, and Bihag Patel, CFA, manage the Nuveen Mid Cap Growth Opportunities
Fund. Karen Bowie, CFA, manages the Nuveen Mid Cap Value Fund. Jon Loth, CFA, manages the Nuveen Small Cap Growth
Opportunities Fund. Gregory Ryan, CFA, and Jon Loth, CFA, manage the Nuveen Small Cap Select Fund. Karen Bowie, CFA, and
David Johnson, CFA, manage the Nuveen Small Cap Value Fund.
Here the portfolio management teams discuss U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended October 31, 2022. For more information on each Fund’s investment objectives and policies, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and financial markets during the twelve-month reporting period ended October 31,
2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in 2022. Overall, 2021 gross domestic product (GDP)
grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19.
However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected over much of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May 2022, three increases of 0.75% during the summer and fall, and additional hikes of 0.75% in November 2022 and 0.50% in December 2022 (subsequent to the end of the reporting period) followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Volatility increased as markets considered whether the Fed could cool inflation without causing a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies, accelerating in March 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions. In September 2022, global currency and bond markets sold off sharply on concerns about the U.K.’s new fiscal spending plan, but recovered in October 2022 after the plan was mostly withdrawn and a new prime minster was announced.
By mid-year 2022, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
U.S. GDP contracted in the first half of 2022, falling by an annual rate of 1.6% and 0.6% in the first and second quarters of 2022, respectively, according to the U.S. Bureau of Economic Analysis. However, the labor market, another key gauge of the economy’s health, has remained resilient. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic, and as of October 2022, the unemployment rate remained near its pre-pandemic low at 3.7%. U.S. GDP returned to expansion in the third quarter of 2022, growing by 2.9% (annualized) according to the government’s second estimate, but the gains were primarily related to trade balance adjustments.
Nuveen Dividend Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund seeks to provide long-term growth of capital and income by investing primarily in a diversified portfolio of high-conviction, dividend-paying stocks and employing a long-term approach with a typical investment horizon of at least two to three years. The
Fund attempts to maintain a dividend that will grow over time. As a result, higher yielding equity securities will generally represent

Portfolio Managers’ Comments
(continued)

the core holdings of the Fund. However, the Fund also may invest in lower yielding, higher-growth equity securities if the portfolio management team believes they will help balance the portfolio.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Dividend Value Fund’s Class A Shares at NAV outperformed the Russell 1000® Value Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000® Value Index.
Strong security selection drove the majority of the Fund’s outperformance versus the benchmark during the reporting period, along with a modest positive impact from sector allocations. Stock selection contributed across seven of the 11 sectors, particularly among the Fund’s health care, financials and industrials holdings. Overall, health care was the greatest source of strength for the Fund because of its focus on managed care companies, such as top contributor Cigna Corp. The company’s quarterly earnings exceeded expectations with strong performance in membership, medical loss ratio and investment income. The Fund continues to hold Cigna.
In the financials sector, the Fund added a position in LPL Financial Holdings Inc. after the stock came under pressure earlier in the reporting period. Rising interest rates and solid growth in net new assets subsequently provided a tailwind for the shares during a challenging macro environment. LPL Financial ended the period as the sector’s top performer. The Fund maintains a position in LPL
Financial. Performance also benefited from the Fund’s significant underweight in communications services, the weakest-performing sector during the period. The Fund found very few attractive dividend-paying opportunities in this sector. The biggest driver was the
Fund’s lack of exposure to Meta Platforms Inc., which was added to the benchmark during the reporting period.
The Fund’s outperformance was modestly offset by a slight underweight in the energy sector, which was the strongest-performing sector in the index during the reporting period. Although a position in exploration and production firm Pioneer Natural Resources
Company was the Fund’s largest single contributor during the reporting period, lack of exposure to Exxon Mobil Corporation and
Chevron Corporation was the biggest drag on performance. In general, shares of energy companies performed strongly as oil prices reached a seven-year high, given robust demand and the instability caused by the Russia-Ukraine war. However, the Fund avoided Exxon Mobil because the company continues to use near-term excess cash to pay down debt, including plans to moderate dividends and share buybacks along with building its cash balance. Lack of exposure to Chevron was based on the company’s shares trading at a noticeable premium to peers.
Nuveen Large Cap Select Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, large-cap core stock portfolio of both growth and value companies. The portfolio management team will select companies based on a combination of value and growth objectives, seeking companies that meet criteria such as attractive valuation relative to other companies in the same industry or market, strong or improving fundamentals, strong competitive position, and an identifiable catalyst that could increase the value of the company’s stock within two years.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Large Cap Select Fund’s Class A Shares at NAV underperformed the S&P 500® Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the S&P 500® Index.
The Fund’s underperformance versus the benchmark primarily resulted from security selection, particularly in the consumer discretionary, information technology, and materials sectors. In the consumer discretionary sector, shares of athletic apparel retailer
Under Armour Inc. declined after the company reported sales below estimates and an unexpected loss resulting from global supply chain issues and Covid-related lockdowns in China. The Fund no longer holds Under Armour. In the technology sector, the Fund’s underweight position in Apple Inc., detracted from relative performance. Apple Inc. shares reached an all-time high in December
2021 before selling off later in the reporting period following weaker-than-expected sales of its latest iPhone. The Fund maintains underweight exposure to Apple because of the company’s large weighting in the index. Also, the Fund’s lack of exposure to Exxon
Mobil Corporation and Chevron Corporation hindered results in the energy sector, more than offsetting strong performance from a position in Pioneer Natural Resources Company. Shares of most energy companies advanced strongly as oil prices reached a seven-
year high, given robust demand and the instability caused by the Russia-Ukraine war. The Fund avoided Exxon Mobil because the company continues to use near-term excess cash to pay down debt, including plans to moderate dividends and share buybacks along with building its cash balance. Lack of exposure to Chevron was based on the company’s shares trading at a noticeable premium to peers.
The Fund’s underperformance was partially offset by favorable sector allocations, most notably an underweight in communications services, the weakest-performing sector during the period. Security selection in the health care and financials sectors was also a source of strength for the Fund. In the health care sector, Cigna Corp. was a top contributor. The company’s quarterly earnings exceeded expectations with strong performance in membership, medical loss ratio and investment income. The Fund continues to hold Cigna. In the financials sector, the Fund added a position in LPL Financial Holdings Inc. after the stock came under pressure earlier in the reporting period. Rising interest rates and solid growth in net new assets subsequently provided a tailwind for the shares during a challenging macro environment. LPL Financial ended the period as the sector’s top performer. The Fund maintains a position in LPL Financial.
Nuveen Mid Cap Growth Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, mid-cap growth stock portfolio and using a traditional growth strategy that seeks to invest in quality companies with sustainable earnings growth over the long term. In selecting stocks, the Fund’s portfolio management team invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management and sound financial condition.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Mid Cap Growth Opportunities Fund’s Class A Shares at NAV significantly underperformed the Russell Midcap®
Growth Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell Midcap® Growth Index.
The Fund’s underperformance versus the benchmark was the result of unfavorable security selection, particularly in the information technology, consumer discretionary and health care sectors. In the information technology sector, software provider Avalara
Inc. detracted. Despite strong fundamentals, the company’s shares sold off as rapidly rising interest rates drove widespread underperformance across high-growth technology stocks, particularly Covid beneficiaries like Avalara. The Fund no longer holds
Avalara. In the consumer discretionary sector, the Fund experienced weak performance from YETI Holdings Inc., a premium outdoor lifestyle brand. The company has been negatively impacted in 2022 by supply chain constraints and higher-than-anticipated freight costs. Given the higher price point and discretionary nature of YETI’s products during an uncertain consumer macro environment, the Fund exited the position at the end of the reporting period. The Fund’s most significant laggard was manufacturing company
Generac Holdings Inc. Demand for the company’s products has been negatively impacted by the housing market slowdown. Given the uncertainty around the housing market and expectations that new home starts could fall in 2023, the Fund exited its position in
Generac Holdings.
The Fund’s underperformance was partially offset by favorable sector allocations, led by an overweight in the energy sector, which was the strongest-performing sector in the index during the reporting period. Rising oil prices, a challenging supply and demand dynamic and geopolitical tensions drove widespread investor demand for energy stocks, an area that is often neglected by growth-oriented investors. The Fund’s top performer was independent oil and gas exploration and production firm Pioneer Natural
Resources Company, which reported strong free cash flow and quarterly results that topped expectations. Pioneer management also reinforced its capital return messaging with large dividend increases and plans to use excess cash flow for share buybacks. The Fund continues to hold Pioneer Natural Resources Company.
Nuveen Mid Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests in mid-capitalization equity securities of undervalued companies, with identifiable catalysts to improve profitability and generate attractive risk-adjusted returns, selected using qualitative, bottom-up research.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Mid Cap Value Fund’s Class A Shares at NAV outperformed the Russell Midcap® Value Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell Midcap® Value Index.
Strong security selection and favorable sector allocations drove the Fund’s outperformance versus the benchmark during the reporting period. Stock selection contributed across most sectors, particularly among the Fund’s health care, industrial, information technology and energy holdings. The Fund also benefited from an underweight position in communication services, the weakest-
performing sector, and an overweight position in the energy sector, which was by far the strongest performer in the benchmark.
Several individual holdings in the energy sector were among the Fund’s top contributors as rising oil prices, a challenging supply and demand dynamic and geopolitical tensions drove widespread investor demand for energy stocks. Two exploration and production companies, Devon Energy Corporation and Pioneer Natural Resources Company, reported strong free cash flow and quarterly results that topped expectations. Following the favorable results, the Fund sold Pioneer Natural Resources during the reporting period and trimmed its exposure to Devon Energy. In the health care sector, shares of biotechnology firm United
Therapeutics Corporation rallied in May 2022 following the U.S. Food and Drug Administration’s approval of Tyvaso DPI, a dry powder inhaler; this new treatment for pulmonary hypertension expands the company’s product portfolio and addressable market.
The Fund continues to maintain its position in United Therapeutics and increased exposure during the reporting period.
The Fund’s outperformance was modestly offset by negative security selection and an underweight position in the consumer staples sector during the reporting period. Shares of home and consumer products company Spectrum Brands Holdings, Inc. detracted after its planned deal to sell its Hardware and Home Improvement segment to Swedish company ASSA ABLOY was blocked by the
Department of Justice. Third-quarter 2022 results also missed expectations and Spectrum Brands management lowered guidance because of the near-term macroeconomic backdrop. Given the lack of near-term catalysts and deteriorating fundamentals, the Fund sold its position in Spectrum Brands in September 2022.
Nuveen Small Cap Growth Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term growth of capital. The Fund invests primarily in a diversified, small-cap growth stock portfolio that employs a traditional growth strategy and focuses on companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Small Cap Growth Opportunities Fund’s Class A Shares at NAV underperformed the Russell 2000® Growth Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Growth Index.
The Fund’s underperformance versus the benchmark was driven by unfavorable security selection, primarily in the consumer discretionary, communication services and information technology sectors. In the communication services sector, performance was hindered by digital advertising holding Magnite, Inc. Shares were weighed down by broader industry news, including declining digital ad spending, particularly in Europe. Additionally, a partnership between Netflix and Microsoft weighed on pure-play firms like
Magnite while weak earnings from Snap were viewed as a warning for the broader digital ad industry. The Fund continues to hold shares of Magnite given the company’s strong competitive position in the digital ad space and the stock’s compelling valuation. In the consumer discretionary sector, shares of Crocs Inc. detracted from relative performance. The company acquired privately owned, casual footwear brand HEYDUDE in a $2.5 billion acquisition that included the issuance of $450 million in stock. The overhang of the newly issued shares, combined with deceleration in North American growth and threat of margin pressure from rising inflation, led the Fund to close out the position in Crocs. Although the health care sector contributed to performance overall, the Fund’s most significant detractor was BioLife Solutions Inc., a biotechnology tools and solutions provider. The company’s acquisition of Stirling
Ultracold’s deep freezer business pressured the stock given supply chain issues and rising raw material costs. The Fund sold its position in BioLife Solutions as rising interest rates continued to pressure higher growth companies across the sector.
The Fund’s underperformance was partially offset by favorable sector allocations, led by an underweight in the health care sector, and strong security selection in the financials and health care sectors. The Fund’s top performer was Matador Resources Company, a high-quality oil producer in the Permian Basin of Texas. Rising oil prices, a challenging supply and demand dynamic and geopolitical tensions drove widespread investor demand for energy stocks. Matador’s shares also benefited from the company’s capital expenditure discipline and prospects for free cash flow generation. The Fund continues to hold Matador Resources.
Nuveen Small Cap Select Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in a diversified, small-cap stock portfolio. In selecting stocks, the Fund’s portfolio management team invests in companies that meet criteria such as attractive valuation relative to other companies in the same industry or market, strong or improving fundamentals, and an identifiable catalyst that could increase the value of the company’s stock within two years.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Small Cap Select Fund’s Class A Shares at NAV outperformed the Russell 2000® Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Index.
Strong security selection and favorable sector allocations drove the Fund’s outperformance versus the index during the reporting period. Stock selection contributed across most sectors, particularly among the Fund’s health care, consumer staples, and information technology sector holdings. Several individual energy holdings were among the Fund’s top contributors to relative performance as rising oil prices, the challenging supply and demand dynamic, and geopolitical tensions drove widespread investor demand for energy stocks. Shares of Northern Oil and Gas Inc. advanced more than the overall sector based on several positive operating updates during the reporting period and the simplification of its capital structure. As a result, the Fund continues to hold Northern Oil and Gas. Shares of defensively oriented consumer staples companies also fared comparatively better during the reporting period. In the distilled beverages category, shares of MGP Ingredients Inc. performed well as demand remained robust.
The Fund continues to maintain its holding in MGP Ingredients. In the financial sector, shares of bank holding company Banner
Corp. advanced as the company continued to successfully implement its cost savings plan and execute better than the broader regional bank group and the overall market during a difficult period. Banner, which maintains an asset-sensitive loan and investment portfolio with a stable deposit base, benefited from a rising interest rate environment that led to net interest margin expansion. The
Fund continues to maintain its exposure to Banner.
The Fund’s outperformance was partially offset by negative security selection in the communication services and real estate sectors.
Fund performance was hindered by digital advertising holding Magnite, Inc. Shares of Magnite were pressured by broader industry news, including softening digital ad spending, particularly in Europe. Additionally, a partnership between Netflix and Microsoft weighed on pure-play firms like Magnite while weak earnings from Snap were viewed as a warning for the broader digital ad industry. The Fund continued to hold shares in Magnite given the company’s strong cash flow profile, competitive position in the digital ad space and the stock’s compelling valuation.
Nuveen Small Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
The Fund’s investment objective seeks long-term capital appreciation. The Fund invests primarily in small-cap equities across the value spectrum. The portfolio management team identifies three value styles to collect the best investment ideas among industry leaders, buying discounted companies when a change is expected that can result in a stock price increase. This well-defined approach helps create a high-conviction portfolio that seeks to provide capital appreciation potential.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
The Nuveen Small Cap Value Fund’s Class A Shares at NAV significantly outperformed the Russell 2000® Value Index for the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Value Index.
Strong security selection and favorable sector allocations drove the Fund’s outperformance versus the benchmark during the reporting period. Stock selection was particularly strong among the Fund’s health care, financials and materials sector holdings. The
Fund also benefited from underweight positions in the two weakest-performing sectors in the index, the communication services

Portfolio Managers’ Comments
(continued)

and health care sectors. Individual energy holdings were among the Fund’s strongest performers, as the sector continued to rally based on higher crude oil and natural gas prices during the reporting period. Brigham Minerals Inc., a leading U.S. owner of oil and gas mineral rights, performed well. A strong production profile led to an increasing royalty stream, enabling the company to raise its dividend payouts to shareholders while investing in organic growth opportunities. In September 2022, Brigham Minerals announced a stock-for-stock merger with another leading public mineral rights company, Sitio Royalties Corporation, which is expected to close in the first quarter of 2023. The Fund continues to hold Brigham Minerals. Shares of bank holding company Banner Corp. advanced as the company continued to execute better than the broader regional bank group and the overall market during a difficult period.
Banner, which maintains an asset-sensitive loan and investment portfolio with a stable deposit base, benefited from the rising interest rate environment that led to net interest margin expansion. The Fund continues to hold Banner.
The Fund’s outperformance was modestly offset by negative security selection in the real estate and information technology sectors.
In the technology sector, the Fund experienced weak performance from business communications solutions company Avaya
Holdings Corp. The company continued to experience challenges as it transitions to a reoccurring subscription-based model. Given the impact that transition delays have on free cash flow, the Fund no longer maintains exposure to Avaya.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations

Risk Considerations
Nuveen Dividend Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. Equity investments, such as those held by the Fund, are subject to market risk, derivatives risk, and common stock risk. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Growth Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in mid-cap companies are subject to greater volatility than those of larger companies, but may be less volatile than investments in smaller companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Growth Opportunities
Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations, such as derivatives, investment focus (growth style), and non-U.S./emerging markets risks, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Small Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives risk, are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.74% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/18/92 (3.00)% 6.27% 9.25% 1.00% 0.96%
Class A Shares at maximum Offering Price 12/18/92 (8.56)% 5.02% 8.61% – —
Russell 1000® Value Index — (7.00)% 7.21% 10.30% — —
Lipper Equity Income Funds Classification Average — (5.97)% 7.43% 9.74% — —
Class C Shares at NAV 2/01/99 (3.72)% 5.48% 8.62% 1.75% 1.71%
Class C Shares at maximum Offering Price 2/01/99 (3.72)% 5.48% 8.62% — –
Class I Shares 8/02/94 (2.75)% 6.55% 9.52% 0.75% 0.71%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/28/13 (2.65)% 6.68% 9.11% 0.64% 0.60%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2022
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .2%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Capital Markets 10.1%
Oil, Gas & Consumable Fuels 9.3%
Equity Real Estate Investment
Trusts (REITs) 7.2%
Banks 7.2%
Health Care Providers & Services 6.5%
Semiconductors &
Semiconductor Equipment 4.7%
Software 4.0%
Biotechnology 3.9%
IT Services 3.8%
Specialty Retail 3.7%
Electric Utilities 3.5%
Machinery 3.2%
Chemicals 3.2%
Health Care Equipment &
Supplies 3.2%
Insurance 2.7%
Electrical Equipment 2.5%
Building Products 2.5%
Diversified Telecommunication
Services 2.3%
Hotels, Restaurants & Leisure 2.1%
Aerospace & Defense 1.8%
Other 11.8%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Bank of America Corp 2.7%
Morgan Stanley 2.6%
Charles Schwab Corp 2.5%
ConocoPhillips 2.4%
Gilead Sciences Inc 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Large Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.  Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 1/31/03 (15.56)% 8.16% 11.93% 1.29% 1.05%
Class A Shares at maximum Offering Price 1/31/03 (20.42)% 6.89% 11.27% – —
S&P 500® Index — (14.61)% 10.44% 12.79% — —
Lipper Large-Cap Core Funds Classification Average — (15.82)% 9.44% 11.69% — —
Class C Shares at NAV 1/31/03 (16.18)% 7.35% 11.26% 2.04% 1.80%
Class C Shares at maximum Offering Price 1/31/03 (16.18)% 7.35% 11.26% — –
Class I Shares 1/31/03 (15.33)% 8.43% 12.21% 1.04% 0.80%

Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .6%
Repurchase Agreements 0 .3%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 13.1%
Capital Markets 10.1%
IT Services 8.2%
Health Care Providers & Services 6.5%
Oil, Gas & Consumable Fuels 6.5%
Semiconductors &
Semiconductor Equipment 6.3%
Interactive Media & Services 4.5%
Biotechnology 3.6%
Internet & Direct Marketing
Retail 3.6%
Technology Hardware, Storage
& Peripherals 3.4%
Specialty Retail 2.9%
Health Care Equipment &
Supplies 2.7%
Banks 2.3%
Electrical Equipment 2.3%
Hotels, Restaurants & Leisure 2.2%
Chemicals 2.2%
Aerospace & Defense 2.2%
Machinery 1.9%
Multiline Retail 1.7%
Diversified Telecommunication
Services 1.7%
Other 11.7%
Repurchase Agreements 0.3%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 6.8%
Alphabet Inc, Class C 3.7%
Amazon.com Inc 3.6%
Apple Inc 3.4%
Home Depot Inc 2.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 1/09/95 (36.06)% 5.73% 9.33% 1.20% 1.17%
Class A Shares at maximum Offering Price 1/09/95 (39.73)% 4.49% 8.69% – —
Russell Midcap® Growth Index — (28.94)% 8.66% 11.95% — —
Lipper Mid-Cap Growth Funds Classification Average — (30.69)% 7.92% 11.04% — —
Class I Shares 12/28/89 (35.91)% 5.99% 9.60% 0.95% 0.92%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/28/13 (35.86)% 6.11% 9.12% 0.86% 0.83%

Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .2%
Repurchase Agreements 1 .7%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 13.5%
Health Care Equipment &
Supplies 7.7%
Specialty Retail 6.4%
Biotechnology 6.1%
Oil, Gas & Consumable Fuels 6.1%
Semiconductors &
Semiconductor Equipment 5.6%
IT Services 4.8%
Life Sciences Tools & Services 4.8%
Aerospace & Defense 4.7%
Capital Markets 4.1%
Hotels, Restaurants & Leisure 3.5%
Machinery 3.0%
Food Products 2.6%
Commercial Services & Supplies 2.6%
Professional Services 2.5%
Communications Equipment 2.4%
Health Care Technology 2.0%
Textiles, Apparel & Luxury
Goods 2.0%
Beverages 1.9%
Containers & Packaging 1.8%
Other 10.1%
Repurchase Agreements 1.7%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Dexcom Inc 3.4%
Hershey Co/The 2.6%
IQVIA Holdings Inc 2.5%
Verisk Analytics Inc 2.4%
Synopsys Inc 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell Midcap® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.92% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/22/87 (6.29)% 7.50% 11.14% 1.28% 1.16%
Class A Shares at maximum Offering Price 12/22/87 (11.68)% 6.24% 10.48% – —
Russell Midcap® Value Index — (10.18)% 6.49% 10.42% — —
Lipper Mid-Cap Value Funds Classification Average — (5.29)% 6.23% 9.39% — —
Class C Shares at NAV 2/01/99 (7.02)% 6.69% 10.47% 2.03% 1.91%
Class C Shares at maximum Offering Price 2/01/99 (7.02)% 6.69% 10.47% — –
Class I Shares 2/04/94 (6.07)% 7.77% 11.42% 1.03% 0.91%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year
Since
Inception Gross Net
Class R6 Shares 6/20/18 (5.96)% 6.92% 0.87% 0.75%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2022
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 96 .8%
Repurchase Agreements 3 .1%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts (REITs) 9.9%
Oil, Gas & Consumable Fuels 7.4%
Machinery 6.1%
Insurance 5.1%
Banks 4.5%
Electric Utilities 4.3%
Capital Markets 3.7%
Multi-Utilities 3.6%
Software 3.0%
Building Products 2.8%
Electronic Equipment,
Instruments & Components 2.7%
Specialty Retail 2.6%
Communications Equipment 2.5%
Health Care Providers & Services 2.4%
Containers & Packaging 2.3%
Chemicals 2.3%
Hotels, Restaurants & Leisure 2.3%
Metals & Mining 2.1%
Health Care Equipment &
Supplies 1.9%
Other 25.3%
Repurchase Agreements 3.1%
Other Assets Less Liabilities 0.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Devon Energy Corp 2.3%
Raymond James Financial Inc 2.2%
Diamondback Energy Inc 2.0%
CenterPoint Energy Inc 1.9%
PACCAR Inc 1.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Growth Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/01/95 (28.03)% 8.92% 11.57% 1.33% 1.21%
Class A Shares at maximum Offering Price 8/01/95 (32.17)% 7.64% 10.91% — —
Russell 2000® Growth Index — (26.02)% 5.17% 10.15% — —
Lipper Small-Cap Growth Funds Classification
Average — (26.48)% 7.51% 10.65% — —
Class I Shares 8/01/95 (27.86)% 9.19% 11.84% 1.08% 0.96%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (27.74)% 9.41% 12.33% 0.93% 0.81%

Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .9%
Investments Purchased with
Collateral from Securities
Lending 1 .3%
Repurchase Agreements 0 .5%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 11.1%
Health Care Equipment &
Supplies 7.1%
Oil, Gas & Consumable Fuels 7.0%
Semiconductors &
Semiconductor Equipment 6.5%
Machinery 6.4%
Health Care Providers & Services 6.1%
Biotechnology 4.6%
Hotels, Restaurants & Leisure 4.4%
Commercial Services & Supplies 3.7%
Banks 3.0%
Equity Real Estate Investment
Trusts (REITs) 2.7%
Insurance 2.7%
Electrical Equipment 2.6%
Pharmaceuticals 2.4%
Chemicals 2.4%
Health Care Technology 1.7%
Beverages 1.6%
Personal Products 1.6%
Diversified Consumer Services 1.6%
IT Services 1.5%
Other 18.2%
Investments Purchased with
Collateral from Securities
Lending 1.3%
Repurchase Agreements 0.5%
Other Assets Less Liabilities (0.7)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Chart Industries Inc 2.5%
Matador Resources Co 2.4%
MACOM Technology Solutions
Holdings Inc 2.1%
Tetra Tech Inc 1.9%
Axonics Inc 1.9%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 5/06/92 (17.84)% 7.34% 10.12% 1.39% 1.24%
Class A Shares at maximum Offering Price 5/06/92 (22.59)% 6.07% 9.47% — —
Russell 2000® Index — (18.54)% 5.56% 9.93% — —
Lipper Small-Cap Core Funds Classification Average — (11.64)% 5.54% 9.49% — —
Class I Shares 5/06/92 (17.63)% 7.60% 10.38% 1.14% 0.99%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year
Since
Inception Gross Net
Class R6 Shares 2/28/18 (17.57)% 7.50% 1.03% 0.87%

Fund Performance, Expense Ratios and Holding Summaries October 31,
2022
(continued)
Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .5%
Exchange-Traded Funds 1 .0%
Investments Purchased with
Collateral from Securities
Lending 2 .8%
Repurchase Agreements 0 .7%
Other Assets Less Liabilities (3.0)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 10.3%
Software 7.3%
Oil, Gas & Consumable Fuels 6.9%
Health Care Providers & Services 6.6%
Health Care Equipment &
Supplies 5.3%
Equity Real Estate Investment
Trusts (REITs) 4.2%
Machinery 4.2%
Semiconductors &
Semiconductor Equipment 4.1%
Pharmaceuticals 3.1%
Hotels, Restaurants & Leisure 3.0%
Professional Services 2.7%
Construction & Engineering 2.7%
Biotechnology 2.6%
Electrical Equipment 2.5%
Capital Markets 2.5%
Personal Products 2.2%
Marine 1.6%
Gas Utilities 1.6%
Beverages 1.5%
Other 24.6%
Investments Purchased with
Collateral from Securities
Lending 2.8%
Repurchase Agreements 0.7%
Other Assets Less Liabilities (3.0)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Wintrust Financial Corp 2.2%
Banner Corp 2.2%
Northern Oil and Gas Inc 2.1%
Matador Resources Co 2.1%
Texas Roadhouse Inc 1.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6
Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% of the average daily net assets of any class of Fund Shares. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 Shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Directors of the Fund.
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 8/01/94 (6.00)% 2.34% 8.95% 1.25% 1.20%
Class A Shares at maximum Offering Price 8/01/94 (11.40)% 1.13% 8.31% – —
Russell 2000® Value Index — (10.73)% 5.31% 9.37% — —
Lipper Small-Cap Value Funds Classification Average — (6.16)% 5.75% 9.22% — —
Class C Shares at NAV 2/01/99 (6.70)% 1.57% 8.30% 2.00% 1.95%
Class C Shares at maximum Offering Price 2/01/99 (6.70)% 1.57% 8.30% — –
Class I Shares 8/01/94 (5.76)% 2.59% 9.23% 1.00% 0.95%
Total Returns as of
October 31, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (5.60)% 2.77% 6.12% 0.85% 0.81%

Growth of an Assumed $10,000 Investment as of October 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .3%
Repurchase Agreements 1 .1%
Other Assets Less Liabilities (0.4)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 18.8%
Equity Real Estate Investment
Trusts (REITs) 8.3%
Oil, Gas & Consumable Fuels 6.6%
Chemicals 3.4%
Insurance 3.0%
Hotels, Restaurants & Leisure 2.9%
Health Care Providers & Services 2.8%
Gas Utilities 2.7%
Capital Markets 2.7%
Electronic Equipment,
Instruments & Components 2.5%
IT Services 2.2%
Commercial Services & Supplies 1.9%
Biotechnology 1.9%
Air Freight & Logistics 1.7%
Leisure Products 1.7%
Specialty Retail 1.7%
Health Care Equipment &
Supplies 1.6%
Household Durables 1.6%
Electrical Equipment 1.6%
Semiconductors &
Semiconductor Equipment 1.6%
Other 27.8%
Investments Purchased with
Collateral from Securities
Lending 0.3%
Repurchase Agreements 1.1%
Other Assets Less Liabilities (0.4)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Banner Corp 2.2%
First Interstate BancSystem Inc,
Class A 1.9%
Preferred Bank/Los Angeles CA 1.8%
Ameris Bancorp 1.7%
Heartland Financial USA Inc 1.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2022.
The beginning of the period is May 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $996.08 $992.51 $997.64 $997.61
Expenses Incurred During the Period $4.83 $8.59 $3.07 $3.57
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.37 $1,016.59 $1,022.13 $1,021.63
Expenses Incurred During the Period $4.89 $8.69 $3.11 $3.62
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.96%, 1.71%, 0.61% and 0.71% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Large Cap Select Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $945.59 $942.28 $946.88
Expenses Incurred During the Period $5.15 $8.81 $3.93
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.91 $1,016.13 $1,021.17
Expenses Incurred During the Period $5.35 $9.15 $4.08
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80% and 0.80% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Mid Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $931.45 $933.05 $932.60
Expenses Incurred During the Period $5.70 $4.09 $4.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.31 $1,020.98 $1,020.57
Expenses Incurred During the Period $5.96 $4.28 $4.69
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.17%, 0.84% and 0.92% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $959.43 $955.70 $961.14 $960.62
Expenses Incurred During the Period $5.73 $9.42 $3.91 $4.50
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.36 $1,015.58 $1,021.22 $1,020.62
Expenses Incurred During the Period $5.90 $9.70 $4.02 $4.63
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.16%, 1.91%, 0.79% and 0.91% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small Cap Growth Opportunities Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $977.57 $979.46 $978.45
Expenses Incurred During the Period $6.08 $4.24 $4.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.06 $1,020.92 $1,020.27
Expenses Incurred During the Period $6.21 $4.33 $4.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.22%, 0.85% and 0.98% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Small Cap Select Fund
Share Class
Class A Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $998.78 $1,000.00 $1,000.00
Expenses Incurred During the Period $6.25 $4.44 $4.99
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.95 $1,020.77 $1,020.21
Expenses Incurred During the Period $6.31 $4.48 $5.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.24%, 0.88% and 0.99% for Classes A, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen Small Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,000.75 $997.28 $1,003.25 $1,002.18
Expenses Incurred During the Period $6.05 $9.82 $4.04 $4.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.16 $1,015.38 $1,021.17 $1,020.42
Expenses Incurred During the Period $6.11 $9.91 $4.08 $4.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.80% and 0.95% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Directors of Nuveen Investment Funds, Inc. and Shareholders of Nuveen Dividend Value Fund, Nuveen
Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Value Fund, Nuveen Small
Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen Small Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Dividend Value Fund, Nuveen Large Cap Select Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen
Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund and Nuveen
Small Cap Value Fund (seven of the funds constituting Nuveen Investment Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
December 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Dividend Value Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X
3,338,136,551 COMMON STOCKS - 99.2%
X 3,338,136,551
Aerospace & Defense - 1.8%
641,598 Raytheon Technologies Corp $ 60,836,322
Banks - 7.2%
2,488,696 Bank of America Corp 89,692,604
2,646,222 Huntington Bancshares Inc/OH 40,169,650
717,556 Truist Financial Corp 32,139,333
1,720,795 Wells Fargo & Co 79,139,362
Total Banks 241,140,949
Beverages - 1.2%
1,023,554 Keurig Dr Pepper Inc 39,754,837
Biotechnology - 3.9%
352,469 AbbVie Inc 51,601,462
1,021,375 Gilead Sciences Inc 80,137,082
Total Biotechnology 131,738,544
Building Products - 2.5%
962,042 Carrier Global Corp 38,250,790
782,493 Johnson Controls International plc 45,259,395
Total Building Products 83,510,185
Capital Markets - 10.1%
136,356 Ameriprise Financial Inc 42,150,367
1,058,868 Charles Schwab Corp 84,360,014
270,556 LPL Financial Holdings Inc 69,167,641
1,070,535 Morgan Stanley 87,965,861
176,169 S&P Global Inc 56,594,291
Total Capital Markets 340,238,174
Chemicals - 3.2%
678,475 Corteva Inc 44,331,556
643,465 DuPont de Nemours Inc 36,806,198
236,103 PPG Industries Inc 26,958,241
Total Chemicals 108,095,995
Containers & Packaging - 0.8%
417,383 Crown Holdings Inc 28,628,300
Diversified Telecommunication Services - 2.3%
4,182,812 AT&T Inc 76,252,663
Electric Utilities - 3.5%
723,113 Alliant Energy Corp 37,724,805
439,626 American Electric Power Co Inc 38,651,918
545,581 NextEra Energy Inc 42,282,528
Total Electric Utilities 118,659,251
Electrical Equipment - 2.5%
315,323 Eaton Corp PLC 47,320,523
144,631 Rockwell Automation Inc 36,924,294
Total Electrical Equipment 84,244,817

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - 7.2%
1,220,911 American Homes 4 Rent, Class A $ 38,995,897
303,500 Crown Castle Inc 40,444,410
261,166 Extra Space Storage Inc 46,341,295
1,182,112 Kimco Realty Corp 25,273,555
252,863 Mid-America Apartment Communities Inc 39,813,279
459,056 Prologis Inc 50,840,452
Total Equity Real Estate Investment Trusts (REITs) 241,708,888
Food & Staples Retailing - 1.7%
1,186,439 Albertsons Cos Inc, Class A 24,333,864
390,216 Sysco Corp 33,777,097
Total Food & Staples Retailing 58,110,961
Food Products - 1.2%
1,038,722 Kraft Heinz Co 39,959,635
Health Care Equipment & Supplies - 3.2%
569,654 Abbott Laboratories 56,361,567
926,009 Baxter International Inc 50,328,589
Total Health Care Equipment & Supplies 106,690,156
Health Care Providers & Services - 6.5%
401,669 Cardinal Health Inc 30,486,677
216,576 Cigna Corp 69,967,042
134,192 Elevance Health Inc 73,372,160
77,798 Humana Inc 43,417,508
Total Health Care Providers & Services 217,243,387
Hotels, Restaurants & Leisure - 2.1%
522,850 Starbucks Corp 45,273,581
320,445 Wyndham Hotels & Resorts Inc 24,331,389
Total Hotels, Restaurants & Leisure 69,604,970
Insurance - 2.7%
751,386 American International Group Inc 42,829,002
146,488 Everest Re Group Ltd 47,265,818
Total Insurance 90,094,820
IT Services - 3.8%
681,844 Fidelity National Information Services Inc 56,586,233
345,580 Visa Inc, Class A 71,590,353
Total IT Services 128,176,586
Leisure Products - 0.4%
212,262 Brunswick Corp/DE 15,000,556
Life Sciences Tools & Services - 1.7%
222,936 Danaher Corp 56,106,303
Machinery - 3.2%
292,618 Dover Corp 38,242,247
136,932 Parker-Hannifin Corp 39,795,178
336,540 Westinghouse Air Brake Technologies Corp 31,392,451
Total Machinery 109,429,876
Multiline Retail - 1.6%
326,209 Target Corp 53,579,828

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 9.3%
649,403 ConocoPhillips $ 81,883,224
758,703 Devon Energy Corp 58,685,677
905,124 EQT Corp 37,870,388
297,663 Pioneer Natural Resources Co 76,323,770
454,959 Valero Energy Corp 57,120,103
Total Oil, Gas & Consumable Fuels 311,883,162
Pharmaceuticals - 1.5%
854,030 AstraZeneca PLC, Sponsored ADR 50,225,504
Semiconductors & Semiconductor Equipment - 4.7%
409,171 Applied Materials Inc 36,125,708
93,620 Broadcom Inc 44,012,634
72,355 Lam Research Corp 29,287,857
637,875 Micron Technology Inc 34,509,038
246,560 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR
15,175,768
Total Semiconductors & Semiconductor Equipment 159,111,005
Software - 4.0%
139,354 Microsoft Corp 32,348,244
1,527,194 NortonLifeLock Inc 34,407,681
864,732 Oracle Corp 67,509,627
Total Software 134,265,552
Specialty Retail - 3.7%
269,901 Advance Auto Parts Inc 51,259,598
250,328 Home Depot Inc 74,129,631
Total Specialty Retail 125,389,229
Tobacco - 1.7%
636,430 Philip Morris International Inc 58,456,096
Total Long-Term Investments (cost $3,015,434,075) 3,338,136,551
Other Assets Less Liabilities -   0.8% 26,406,397
Net Assets - 100% $ 3,364,542,948
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
S&P Standard & Poor's
See accompanying notes to financial statements

Nuveen Large Cap Select Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.6%
X 34,207,016 COMMON STOCKS - 99.6%
X 34,207,016
Aerospace & Defense - 2.2%
2,079 Curtiss-Wright Corp $ 348,919
4,237 Raytheon Technologies Corp 401,752
Total Aerospace & Defense 750,671
Banks - 2.3%
17,462 Wells Fargo & Co 803,077
Biotechnology - 3.6%
4,716 AbbVie Inc 690,423
627 Biogen Inc (2) 177,717
1,610 United Therapeutics Corp (2) 371,153
Total Biotechnology 1,239,293
Building Products - 1.1%
6,480 Johnson Controls International plc 374,803
Capital Markets - 10.1%
1,842 Ameriprise Financial Inc 569,399
12,112 Charles Schwab Corp 964,963
2,827 LPL Financial Holdings Inc 722,722
8,346 Morgan Stanley 685,791
1,684 S&P Global Inc 540,985
Total Capital Markets 3,483,860
Chemicals - 2.2%
6,933 Corteva Inc 453,002
5,258 DuPont de Nemours Inc 300,758
Total Chemicals 753,760
Communications Equipment - 1.4%
9,999 Ciena Corp (2) 478,952
Containers & Packaging - 0.8%
5,565 Sealed Air Corp 265,005
Diversified Telecommunication Services - 1.7%
31,173 AT&T Inc 568,284
Electrical Equipment - 2.3%
2,769 Eaton Corp PLC 415,544
1,496 Rockwell Automation Inc 381,929
Total Electrical Equipment 797,473
Food & Staples Retailing - 1.5%
6,828 Albertsons Cos Inc, Class A 140,042
7,396 Performance Food Group Co (2) 384,888
Total Food & Staples Retailing 524,930
Food Products - 1.2%
10,878 Kraft Heinz Co 418,477

Shares Description (1) Value
Health Care Equipment & Supplies - 2.7%
4,448 Abbott Laboratories $ 440,085
8,993 Baxter International Inc 488,770
Total Health Care Equipment & Supplies 928,855
Health Care Providers & Services - 6.5%
5,615 Centene Corp (2) 478,005
1,728 Cigna Corp 558,247
1,074 Elevance Health Inc 587,231
1,124 Humana Inc 627,282
Total Health Care Providers & Services 2,250,765
Hotels, Restaurants & Leisure - 2.2%
2,665 Expedia Group Inc (2) 249,097
5,844 Starbucks Corp 506,032
Total Hotels, Restaurants & Leisure 755,129
Insurance - 1.2%
7,024 American International Group Inc 400,368
Interactive Media & Services - 4.5%
13,540 Alphabet Inc, Class C (2) 1,281,696
5,865 ZoomInfo Technologies Inc (2) 261,169
Total Interactive Media & Services 1,542,865
Internet & Direct Marketing Retail - 3.6%
11,941 Amazon.com Inc (2) 1,223,236
IT Services - 8.2%
3,824 Fidelity National Information Services Inc 317,354
7,040 Fiserv Inc (2) 723,290
2,588 Mastercard Inc, Class A 849,330
4,546 Visa Inc, Class A 941,749
Total IT Services 2,831,723
Life Sciences Tools & Services - 1.3%
1,758 Danaher Corp 442,436
Machinery - 1.9%
1,121 Parker-Hannifin Corp 325,785
3,489 Westinghouse Air Brake Technologies Corp 325,454
Total Machinery 651,239
Multiline Retail - 1.7%
3,510 Target Corp 576,517
Oil, Gas & Consumable Fuels - 6.5%
5,057 Antero Resources Corp (2) 185,389
3,612 ConocoPhillips 455,437
2,380 Diamondback Energy Inc 373,922
2,904 Pioneer Natural Resources Co 744,615
3,749 Valero Energy Corp 470,687
Total Oil, Gas & Consumable Fuels 2,230,050
Pharmaceuticals - 0.7%
4,123 AstraZeneca PLC, Sponsored ADR 242,474

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 6.3%
3,066 Advanced Micro Devices Inc (2) $ 184,144
1,547 Broadcom Inc 727,276
1,239 Lam Research Corp 501,522
4,413 Marvell Technology Inc 175,108
7,372 Micron Technology Inc 398,825
2,630 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (2)
161,877
Total Semiconductors & Semiconductor Equipment 2,148,752
Software - 13.1%
2,456 Crowdstrike Holdings Inc, Class A (2) 395,907
9,996 Microsoft Corp 2,320,372
9,514 Oracle Corp 742,758
3,900 Salesforce Inc (2) 634,101
992 ServiceNow Inc (2) 417,374
Total Software 4,510,512
Specialty Retail - 2.9%
3,333 Home Depot Inc 987,001
Technology Hardware, Storage & Peripherals - 3.4%
7,650 Apple Inc 1,173,051
Tobacco - 1.5%
5,713 Philip Morris International Inc 524,739
Trading Companies & Distributors - 1.0%
2,386 WESCO International Inc (2) 328,719
Total Long-Term Investments (cost $30,858,997) 34,207,016
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.3%
X 112,208 REPURCHASE AGREEMENTS - 0.3%
X 112,208
$ 112 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$112,211, collateralized $114,400, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$114,467
0.830% 11/01/22 $ 112,208
Total Short-Term Investments (cost $112,208) 112,208
Total Investments (cost $ 30,971,205 ) - 99 .9% 34,319,224
Other Assets Less Liabilities -   0.1% 24,674
Net Assets - 100% $ 34,343,898
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
S&P Standard & Poor's
See accompanying notes to financial statements

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.2%
X 231,081,192 COMMON STOCKS - 98.2%
X 231,081,192
Aerospace & Defense - 4.7%
32,474 Axon Enterprise Inc (2) $ 4,723,019
25,771 HEICO Corp, Class A 3,280,648
162,637 Kratos Defense & Security Solutions Inc (2) 1,802,018
4,742 L3Harris Technologies Inc 1,168,761
Total Aerospace & Defense 10,974,446
Beverages - 1.9%
47,703 Monster Beverage Corp (2) 4,470,725
Biotechnology - 6.1%
11,128 Alnylam Pharmaceuticals Inc (2) 2,306,389
4,817 Argenx SE, ADR (2) 1,868,659
76,962 Horizon Therapeutics Plc (2) 4,796,272
9,758 Seagen Inc (2) 1,240,827
18,230 United Therapeutics Corp (2) 4,202,562
Total Biotechnology 14,414,709
Capital Markets - 4.1%
16,908 LPL Financial Holdings Inc 4,322,530
11,219 MSCI Inc 5,260,141
Total Capital Markets 9,582,671
Chemicals - 0.9%
64,506 Avient Corp 2,224,812
Commercial Services & Supplies - 2.6%
23,215 Tetra Tech Inc 3,279,815
21,504 Waste Connections Inc 2,836,593
Total Commercial Services & Supplies 6,116,408
Communications Equipment - 2.4%
30,648 Arista Networks Inc (2) 3,704,117
40,712 Ciena Corp (2) 1,950,105
Total Communications Equipment 5,654,222
Construction & Engineering - 1.4%
43,203 MasTec Inc (2) 3,330,087
Containers & Packaging - 1.8%
19,532 Crown Holdings Inc 1,339,700
121,492 Graphic Packaging Holding Co 2,789,456
Total Containers & Packaging 4,129,156
Electronic Equipment, Instruments & Components - 1.3%
68,367 Cognex Corp 3,160,606
Entertainment - 1.6%
48,741 World Wrestling Entertainment Inc, Class A 3,845,177
Equity Real Estate Investment Trusts (REITs) - 1.3%
16,822 Extra Space Storage Inc 2,984,896

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Food Products - 2.6%
25,787 Hershey Co/The $ 6,157,162
Health Care Equipment & Supplies - 7.7%
67,056 Dexcom Inc (2) 8,099,023
18,085 Insulet Corp (2) 4,680,579
34,115 Lantheus Holdings Inc (2) 2,524,169
16,272 Penumbra Inc (2) 2,790,160
Total Health Care Equipment & Supplies 18,093,931
Health Care Technology - 2.0%
28,290 Veeva Systems Inc, Class A (2) 4,751,023
Hotels, Restaurants & Leisure - 3.5%
56,620 Caesars Entertainment Inc (2) 2,475,993
23,636 Darden Restaurants Inc 3,383,257
37,523 Planet Fitness Inc, Class A (2) 2,457,006
Total Hotels, Restaurants & Leisure 8,316,256
Insurance - 1.3%
9,347 Everest Re Group Ltd 3,015,903
IT Services - 4.8%
12,100 EPAM Systems Inc (2) 4,235,000
14,960 Gartner Inc (2) 4,516,723
14,128 MongoDB Inc (2) 2,585,848
Total IT Services 11,337,571
Leisure Products - 0.9%
116,309 Topgolf Callaway Brands Corp (2) 2,177,304
Life Sciences Tools & Services - 4.8%
9,706 Bio-Techne Corp 2,875,499
28,036 IQVIA Holdings Inc (2) 5,878,308
13,830 Repligen Corp (2) 2,523,837
Total Life Sciences Tools & Services 11,277,644
Machinery - 3.0%
16,589 Chart Industries Inc (2) 3,697,356
56,501 Donaldson Co Inc 3,245,983
Total Machinery 6,943,339
Oil, Gas & Consumable Fuels - 6.1%
103,870 Antero Resources Corp (2) 3,807,874
30,030 Cheniere Energy Inc 5,297,592
21,342 Diamondback Energy Inc 3,353,042
7,424 Pioneer Natural Resources Co 1,903,588
Total Oil, Gas & Consumable Fuels 14,362,096
Professional Services - 2.5%
31,481 Verisk Analytics Inc 5,755,671
Semiconductors & Semiconductor Equipment - 5.6%
14,118 Enphase Energy Inc (2) 4,334,226
80,911 Microchip Technology Inc 4,995,445
10,992 Monolithic Power Systems Inc 3,731,235
Total Semiconductors & Semiconductor Equipment 13,060,906

Shares Description (1) Value
Software - 13.5%
17,968 CyberArk Software Ltd (2) $ 2,819,359
39,006 Datadog Inc, Class A (2) 3,140,373
26,153 Elastic NV (2) 1,672,484
30,984 Five9 Inc (2) 1,867,096
96,687 Jamf Holding Corp (2) 2,288,581
12,249 Palo Alto Networks Inc (2) 2,101,806
45,163 Sprout Social Inc, Class A (2) 2,724,684
19,303 Synopsys Inc (2) 5,647,093
56,403 Trade Desk Inc/The, Class A (2) 3,002,896
10,676 Tyler Technologies Inc (2) 3,451,871
19,576 Zscaler Inc (2) 3,016,661
Total Software 31,732,904
Specialty Retail - 6.4%
45,873 Boot Barn Holdings Inc (2) 2,605,586
31,776 Five Below Inc (2) 4,650,418
4,911 O'Reilly Automotive Inc (2) 4,111,342
8,875 Ulta Beauty Inc (2) 3,721,909
Total Specialty Retail 15,089,255
Textiles, Apparel & Luxury Goods - 2.0%
14,349 Lululemon Athletica Inc (2) 4,721,395
Trading Companies & Distributors - 1.4%
5,820 WW Grainger Inc 3,400,917
Total Long-Term Investments (cost $225,747,614) 231,081,192
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.7%
X 3,901,322 REPURCHASE AGREEMENTS - 1.7%
X 3,901,322
$ 3,901 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$3,901,412, collateralized $3,977,100, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$3,979,431
0.830% 11/01/22 $ 3,901,322
Total Short-Term Investments (cost $3,901,322) 3,901,322
Total Investments (cost $ 229,648,936 ) - 99 .9% 234,982,514
Other Assets Less Liabilities -   0.1% 233,372
Net Assets - 100% $ 235,215,886
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
MSCI Morgan Stanley Capital International
See accompanying notes to financial statements

Nuveen Mid Cap Value Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.8%
X 456,569,206 COMMON STOCKS - 96.8%
X 456,569,206
Aerospace & Defense - 1.5%
29,410 L3Harris Technologies Inc $ 7,248,683
Airlines - 1.1%
114,928 Alaska Air Group Inc (2) 5,109,699
Banks - 4.5%
59,636 East West Bancorp Inc 4,268,149
169,816 Fifth Third Bancorp 6,060,733
32,945 First Republic Bank/CA 3,956,694
17,456 Signature Bank/New York NY 2,767,300
59,577 Western Alliance Bancorp 4,001,787
Total Banks 21,054,663
Biotechnology - 1.5%
30,805 United Therapeutics Corp (2) 7,101,477
Building Products - 2.8%
163,132 Carrier Global Corp 6,486,128
79,100 Owens Corning 6,771,751
Total Building Products 13,257,879
Capital Markets - 3.7%
23,326 Ameriprise Financial Inc 7,210,533
86,136 Raymond James Financial Inc 10,176,107
Total Capital Markets 17,386,640
Chemicals - 2.3%
50,139 PPG Industries Inc 5,724,871
52,314 Westlake Corp 5,056,148
Total Chemicals 10,781,019
Communications Equipment - 2.5%
127,874 Ciena Corp (2) 6,125,165
73,932 Lumentum Holdings Inc (2) 5,504,237
Total Communications Equipment 11,629,402
Construction Materials - 0.7%
124,020 Summit Materials Inc, Class A (2) 3,267,927
Consumer Finance - 0.8%
102,931 OneMain Holdings Inc 3,969,019
Containers & Packaging - 2.3%
322,619 Graphic Packaging Holding Co 7,407,332
72,260 Sealed Air Corp 3,441,021
Total Containers & Packaging 10,848,353
Diversified Financial Services - 1.6%
113,955 Voya Financial Inc 7,789,964

Shares Description (1) Value
Electric Utilities - 4.3%
124,592 Alliant Energy Corp $ 6,499,965
70,376 American Electric Power Co Inc 6,187,458
118,342 Xcel Energy Inc 7,705,247
Total Electric Utilities 20,392,670
Electrical Equipment - 1.8%
34,952 Hubbell Inc 8,300,401
Electronic Equipment, Instruments & Components - 2.7%
166,411 Avnet Inc 6,688,058
64,769 TD SYNNEX Corp 5,927,011
Total Electronic Equipment, Instruments & Components 12,615,069
Entertainment - 1.2%
47,108 Take-Two Interactive Software Inc (2) 5,581,356
Equity Real Estate Investment Trusts (REITs) - 9.9%
420,586 Apple Hospitality REIT Inc 7,200,432
38,276 AvalonBay Communities Inc 6,702,893
161,439 EPR Properties 6,231,545
193,032 Invitation Homes Inc 6,117,184
164,795 National Storage Affiliates Trust 7,030,155
101,656 Regency Centers Corp 6,151,205
234,562 STAG Industrial Inc 7,409,814
Total Equity Real Estate Investment Trusts (REITs) 46,843,228
Food Products - 1.2%
58,389 Bunge Ltd (2) 5,762,994
Health Care Equipment & Supplies - 1.9%
134,157 Envista Holdings Corp (2) 4,428,523
40,493 Zimmer Biomet Holdings Inc 4,589,881
Total Health Care Equipment & Supplies 9,018,404
Health Care Providers & Services - 2.4%
57,428 Centene Corp (2) 4,888,846
218,582 Option Care Health Inc (2) 6,614,291
Total Health Care Providers & Services 11,503,137
Hotels, Restaurants & Leisure - 2.3%
38,781 Darden Restaurants Inc 5,551,113
135,939 Travel + Leisure Co 5,162,963
Total Hotels, Restaurants & Leisure 10,714,076
Household Durables - 1.5%
50,875 DR Horton Inc 3,911,270
24,158 Whirlpool Corp 3,339,602
Total Household Durables 7,250,872
Insurance - 5.1%
57,038 Allstate Corp/The 7,201,048
112,446 Hartford Financial Services Group Inc 8,142,215
58,385 Reinsurance Group of America Inc 8,592,520
Total Insurance 23,935,783
IT Services - 1.1%
25,774 VeriSign Inc (2) 5,166,656

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Leisure Products - 1.4%
91,535 Brunswick Corp/DE $ 6,468,778
Machinery - 6.1%
47,140 AGCO Corp 5,853,374
71,295 Crane Holdings Co 7,153,740
90,297 PACCAR Inc 8,743,459
24,824 Parker-Hannifin Corp 7,214,351
Total Machinery 28,964,924
Metals & Mining - 2.1%
108,307 Alcoa Corp 4,227,222
59,535 Steel Dynamics Inc 5,599,267
Total Metals & Mining 9,826,489
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
220,774 Starwood Property Trust Inc 4,561,191
Multiline Retail - 0.8%
14,310 Dollar General Corp 3,649,766
Multi-Utilities - 3.6%
101,178 Ameren Corp 8,248,031
307,791 CenterPoint Energy Inc 8,805,900
Total Multi-Utilities 17,053,931
Oil, Gas & Consumable Fuels - 7.4%
139,263 Devon Energy Corp 10,771,993
61,157 Diamondback Energy Inc 9,608,376
170,800 EQT Corp 7,146,272
218,338 Williams Cos Inc/The 7,146,203
Total Oil, Gas & Consumable Fuels 34,672,844
Pharmaceuticals - 1.3%
42,576 Jazz Pharmaceuticals PLC (2) 6,122,003
Road & Rail - 1.7%
85,591 TFI International Inc 7,791,349
Semiconductors & Semiconductor Equipment - 1.6%
86,212 Marvell Technology Inc 3,420,892
53,965 Wolfspeed Inc (2) 4,249,744
Total Semiconductors & Semiconductor Equipment 7,670,636
Software - 3.0%
43,844 Check Point Software Technologies Ltd (2) 5,665,960
12,661 Roper Technologies Inc 5,248,491
11,604 Synopsys Inc (2) 3,394,750
Total Software 14,309,201
Specialty Retail - 2.6%
39,589 Advance Auto Parts Inc 7,518,743
43,479 AutoNation Inc (2) 4,622,252
Total Specialty Retail 12,140,995
Textiles, Apparel & Luxury Goods - 1.0%
155,906 Tapestry Inc 4,939,102

Shares Description (1) Value
Thrifts & Mortgage Finance - 0.9%
198,820 Radian Group Inc $ 4,149,373
Trading Companies & Distributors - 1.6%
56,030 WESCO International Inc (2) 7,719,253
Total Long-Term Investments (cost $385,043,036) 456,569,206
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.1%
X 14,649,759 REPURCHASE AGREEMENTS - 3.1%
X 14,649,759
$ 14,650 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$14,650,097, collateralized $14,934,100, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$14,942,851
0.830% 11/01/22 $ 14,649,759
Total Short-Term Investments (cost $14,649,759) 14,649,759
Total Investments (cost $ 399,692,795 ) - 99 .9% 471,218,965
Other Assets Less Liabilities -   0.1% 388,646
Net Assets - 100% $ 471,607,611
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 171,914,434 COMMON STOCKS - 98.9%
X 171,914,434
Aerospace & Defense - 0.9%
141,348 Kratos Defense & Security Solutions Inc (2) $ 1,566,136
Auto Components - 1.2%
35,858 Gentherm Inc (2) 2,094,824
Banks - 3.0%
42,550 Ameris Bancorp 2,191,750
40,372 Preferred Bank/Los Angeles CA 3,103,396
Total Banks 5,295,146
Beverages - 1.6%
24,637 MGP Ingredients Inc 2,760,576
Biotechnology - 4.6%
13,561 Apellis Pharmaceuticals Inc (2) 820,305
28,781 Cytokinetics Inc (2) 1,256,578
47,526 Halozyme Therapeutics Inc (2) 2,272,218
14,069 Intellia Therapeutics Inc (2) 742,562
87,353 Iovance Biotherapeutics Inc (2) 815,877
29,179 IVERIC bio Inc (2) 697,962
4,340 Karuna Therapeutics Inc (2) 951,935
9,719 Prometheus Biosciences Inc (2) 510,442
Total Biotechnology 8,067,879
Capital Markets - 1.4%
22,591 Evercore Inc, Class A 2,374,314
Chemicals - 2.4%
45,400 Avient Corp 1,565,846
80,797 Livent Corp (2) 2,550,761
Total Chemicals 4,116,607
Commercial Services & Supplies - 3.7%
38,526 Casella Waste Systems Inc, Class A (2) 3,151,812
23,699 Tetra Tech Inc 3,348,195
Total Commercial Services & Supplies 6,500,007
Construction Materials - 1.1%
73,760 Summit Materials Inc, Class A (2) 1,943,576
Diversified Consumer Services - 1.6%
136,191 PowerSchool Holdings Inc, Class A (2) 2,723,820
Electrical Equipment - 2.6%
26,911 Atkore Inc (2) 2,564,618
105,862 Bloom Energy Corp, Class A (2) 1,980,678
Total Electrical Equipment 4,545,296
Electronic Equipment, Instruments & Components - 0.9%
44,111 Coherent Corp (2) 1,482,571

Shares Description (1) Value
Entertainment - 1.3%
29,456 World Wrestling Entertainment Inc, Class A $ 2,323,784
Equity Real Estate Investment Trusts (REITs) - 2.7%
18,127 EastGroup Properties Inc 2,840,319
216,531 Summit Hotel Properties Inc 1,870,828
Total Equity Real Estate Investment Trusts (REITs) 4,711,147
Health Care Equipment & Supplies - 7.1%
38,975 AtriCure Inc (2) 1,641,627
45,722 Axonics Inc (2) 3,344,107
27,099 Establishment Labs Holdings Inc (2),(3) 1,528,113
26,908 Lantheus Holdings Inc (2) 1,990,923
22,284 Omnicell Inc (2) 1,722,999
39,155 Tandem Diabetes Care Inc (2) 2,198,553
Total Health Care Equipment & Supplies 12,426,322
Health Care Providers & Services - 6.1%
26,685 Addus HomeCare Corp (2) 2,733,078
24,378 Encompass Health Corp 1,327,138
25,214 Ensign Group Inc 2,263,713
40,679 HealthEquity Inc (2) 3,169,301
43,361 Surgery Partners Inc (2) 1,178,985
Total Health Care Providers & Services 10,672,215
Health Care Technology - 1.7%
15,092 Inspire Medical Systems Inc (2) 2,942,185
Hotels, Restaurants & Leisure - 4.4%
152,625 Everi Holdings Inc (2) 2,896,823
21,915 Planet Fitness Inc, Class A (2) 1,434,994
33,302 Texas Roadhouse Inc 3,295,233
Total Hotels, Restaurants & Leisure 7,627,050
Household Durables - 0.9%
9,456 TopBuild Corp (2) 1,608,844
Insurance - 2.7%
7,935 Kinsale Capital Group Inc 2,500,874
24,756 Palomar Holdings Inc (2) 2,202,294
Total Insurance 4,703,168
IT Services - 1.5%
151,533 Verra Mobility Corp (2) 2,586,668
Leisure Products - 1.3%
119,029 Topgolf Callaway Brands Corp (2) 2,228,223
Machinery - 6.4%
19,211 Chart Industries Inc (2) 4,281,748
29,490 ESCO Technologies Inc 2,541,153
82,333 Shyft Group Inc/The 1,892,012
36,816 SPX Technologies Inc (2) 2,423,966
Total Machinery 11,138,879
Media - 1.1%
256,497 Magnite Inc (2) 1,869,863

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Multiline Retail - 1.4%
42,807 Ollie's Bargain Outlet Holdings Inc (2) $ 2,397,192
Oil, Gas & Consumable Fuels - 7.0%
74,106 Delek US Holdings Inc 2,197,984
61,843 Matador Resources Co 4,109,467
85,721 Northern Oil and Gas Inc 2,926,515
69,666 Ranger Oil Corp, Class A 2,849,340
Total Oil, Gas & Consumable Fuels 12,083,306
Personal Products - 1.6%
113,590 BellRing Brands Inc (2) 2,751,150
Pharmaceuticals - 2.4%
16,035 Amylyx Pharmaceuticals Inc (2) 571,968
18,737 Intra-Cellular Therapies Inc (2) 855,719
54,445 Pacira BioSciences Inc (2) 2,818,073
Total Pharmaceuticals 4,245,760
Professional Services - 1.5%
21,360 ICF International Inc 2,555,297
Road & Rail - 1.5%
12,789 Saia Inc (2) 2,543,221
Semiconductors & Semiconductor Equipment - 6.5%
16,438 Impinj Inc (2) 1,884,288
50,927 Lattice Semiconductor Corp (2) 2,470,469
64,206 MACOM Technology Solutions Holdings Inc (2) 3,715,601
27,902 Silicon Laboratories Inc (2) 3,206,498
Total Semiconductors & Semiconductor Equipment 11,276,856
Software - 11.1%
42,745 Asana Inc, Class A (2),(3) 880,547
34,301 Blackline Inc (2) 1,920,856
35,861 CommVault Systems Inc (2) 2,183,577
12,010 CyberArk Software Ltd (2) 1,884,489
42,038 Envestnet Inc (2) 2,072,894
79,327 Jamf Holding Corp (2) 1,877,670
39,763 Q2 Holdings Inc (2) 1,234,244
35,540 Sprout Social Inc, Class A (2) 2,144,128
66,805 Tenable Holdings Inc (2) 2,714,955
591,081 Videopropulsion Inc (2),(4) 591
29,488 Workiva Inc (2) 2,294,461
Total Software 19,208,412
Specialty Retail - 1.2%
38,067 Boot Barn Holdings Inc (2) 2,162,206
Textiles, Apparel & Luxury Goods - 1.1%
64,427 Steven Madden Ltd 1,924,434

Shares Description (1) Value
Trading Companies & Distributors - 1.4%
19,758 Applied Industrial Technologies Inc $ 2,457,500
Total Long-Term Investments (cost $155,150,462) 171,914,434
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.3%
X 2,240,983 MONEY MARKET FUNDS - 1.3%
X 2,240,983
2,240,983 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.120%(6) $ 2,240,983
Total Investments Purchased with Collateral from Securities Lending (cost $2,240,983) 2,240,983
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.5%
940,356 REPURCHASE AGREEMENTS - 0.5%
940,356
$ 940 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$940,377, collateralized $958,700, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$959,262
0.830% 11/01/22 $ 940,356
Total Short-Term Investments (cost $940,356) 940,356
Total Investments (cost $ 158,331,801 ) - 100 .7% 175,095,773
Other Assets Less Liabilities -   (0.7)% (1,291,312)
Net Assets - 100% $ 173,804,461
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,183,756.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen Small Cap Select Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.5%
X 111,056,978 COMMON STOCKS - 98.5%
X 111,056,978
Aerospace & Defense - 1.2%
126,239 Kratos Defense & Security Solutions Inc (2) $ 1,398,728
Auto Components - 1.4%
95,939 Dana Inc 1,531,186
Banks - 10.3%
32,856 Banner Corp 2,455,986
72,167 Home BancShares Inc/AR 1,839,537
15,505 Pinnacle Financial Partners Inc 1,286,760
16,361 Preferred Bank/Los Angeles CA 1,257,670
12,360 SouthState Corp 1,117,715
37,773 Veritex Holdings Inc 1,192,871
26,559 Wintrust Financial Corp 2,486,454
Total Banks 11,636,993
Beverages - 1.5%
15,542 MGP Ingredients Inc 1,741,481
Biotechnology - 2.6%
5,327 Apellis Pharmaceuticals Inc (2) 322,230
7,788 Cytokinetics Inc (2) 340,024
18,692 Halozyme Therapeutics Inc (2) 893,665
7,889 Intellia Therapeutics Inc (2) 416,381
15,312 IVERIC bio Inc (2) 366,263
1,378 Karuna Therapeutics Inc (2) 302,251
5,100 Prometheus Biosciences Inc (2) 267,852
Total Biotechnology 2,908,666
Capital Markets - 2.5%
14,120 Evercore Inc, Class A 1,484,012
10,796 Piper Sandler Cos 1,381,564
Total Capital Markets 2,865,576
Chemicals - 1.2%
39,051 Avient Corp 1,346,869
Construction & Engineering - 2.7%
15,983 Comfort Systems USA Inc 1,970,384
11,608 MYR Group Inc (2) 1,015,816
Total Construction & Engineering 2,986,200
Construction Materials - 1.3%
56,997 Summit Materials Inc, Class A (2) 1,501,871
Containers & Packaging - 1.4%
33,503 Silgan Holdings Inc 1,586,702
Diversified Consumer Services - 1.2%
66,957 PowerSchool Holdings Inc, Class A (2) 1,339,140

Shares Description (1) Value
Electrical Equipment - 2.5%
86,903 Bloom Energy Corp, Class A (2) $ 1,625,955
9,849 Regal Rexnord Corp 1,246,293
Total Electrical Equipment 2,872,248
Electronic Equipment, Instruments & Components - 1.1%
80,027 TTM Technologies Inc (2) 1,225,213
Equity Real Estate Investment Trusts (REITs) - 4.2%
103,946 Brandywine Realty Trust 681,886
10,004 EastGroup Properties Inc 1,567,527
43,479 STAG Industrial Inc 1,373,501
132,028 Summit Hotel Properties Inc 1,140,722
Total Equity Real Estate Investment Trusts (REITs) 4,763,636
Gas Utilities - 1.6%
25,521 Spire Inc 1,781,621
Health Care Equipment & Supplies - 5.3%
28,873 AtriCure Inc (2) 1,216,131
23,265 Axonics Inc (2) 1,701,602
14,503 Establishment Labs Holdings Inc (2),(3) 817,824
12,279 Omnicell Inc (2) 949,413
22,821 Tandem Diabetes Care Inc (2) 1,281,399
Total Health Care Equipment & Supplies 5,966,369
Health Care Providers & Services - 6.6%
15,927 Encompass Health Corp 867,066
25,616 HealthEquity Inc (2) 1,995,743
51,431 Option Care Health Inc (2) 1,556,302
42,258 Select Medical Holdings Corp 1,085,185
28,000 Surgery Partners Inc (2) 761,320
25,824 Tenet Healthcare Corp (2) 1,145,553
Total Health Care Providers & Services 7,411,169
Hotels, Restaurants & Leisure - 3.0%
72,604 Everi Holdings Inc (2) 1,378,024
20,292 Texas Roadhouse Inc 2,007,893
Total Hotels, Restaurants & Leisure 3,385,917
Insurance - 1.4%
10,749 Primerica Inc 1,555,380
Interactive Media & Services - 1.2%
17,103 Ziff Davis Inc (2) 1,323,601
IT Services - 1.2%
80,651 Verra Mobility Corp (2) 1,376,713
Leisure Products - 1.3%
77,724 Topgolf Callaway Brands Corp (2) 1,454,993
Machinery - 4.2%
16,505 EnPro Industries Inc 1,757,782
15,115 ESCO Technologies Inc 1,302,460
24,857 SPX Technologies Inc (2) 1,636,585
Total Machinery 4,696,827

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Marine - 1.6%
26,400 Kirby Corp (2) $ 1,841,400
Media - 1.1%
164,464 Magnite Inc (2) 1,198,943
Metals & Mining - 1.0%
46,243 Lithium Americas Corp (2),(3) 1,150,526
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
103,236 Ladder Capital Corp 1,101,528
Multiline Retail - 1.5%
29,414 Ollie's Bargain Outlet Holdings Inc (2) 1,647,184
Multi-Utilities - 1.4%
24,723 Black Hills Corp 1,616,143
Oil, Gas & Consumable Fuels - 6.9%
51,722 Delek US Holdings Inc 1,534,075
35,169 Matador Resources Co 2,336,980
68,666 Northern Oil and Gas Inc 2,344,257
63,119 Peabody Energy Corp (2) 1,508,544
Total Oil, Gas & Consumable Fuels 7,723,856
Personal Products - 2.2%
76,768 BellRing Brands Inc (2) 1,859,321
15,553 elf Beauty Inc (2) 672,823
Total Personal Products 2,532,144
Pharmaceuticals - 3.1%
10,272 Amylyx Pharmaceuticals Inc (2) 366,402
6,857 Intra-Cellular Therapies Inc (2) 313,159
26,025 Pacira BioSciences Inc (2) 1,347,054
26,752 Prestige Consumer Healthcare Inc (2) 1,457,449
Total Pharmaceuticals 3,484,064
Professional Services - 2.7%
17,681 ASGN Inc (2) 1,498,995
13,271 ICF International Inc 1,587,610
Total Professional Services 3,086,605
Semiconductors & Semiconductor Equipment - 4.1%
11,129 Impinj Inc (2) 1,275,717
19,563 Lattice Semiconductor Corp (2) 949,001
22,588 MACOM Technology Solutions Holdings Inc (2) 1,307,168
9,478 Silicon Laboratories Inc (2) 1,089,212
Total Semiconductors & Semiconductor Equipment 4,621,098
Software - 7.3%
26,426 CommVault Systems Inc (2) 1,609,079
8,026 CyberArk Software Ltd (2) 1,259,359
48,939 Jamf Holding Corp (2) 1,158,386
17,572 Sprout Social Inc, Class A (2) 1,060,119
44,200 Tenable Holdings Inc (2) 1,796,288
17,791 Workiva Inc (2) 1,384,318
Total Software 8,267,549

Shares Description (1) Value
Specialty Retail - 1.2%
23,809 Boot Barn Holdings Inc (2) $ 1,352,351
Textiles, Apparel & Luxury Goods - 1.3%
48,343 Steven Madden Ltd 1,444,005
Trading Companies & Distributors - 1.2%
10,713 Applied Industrial Technologies Inc 1,332,483
Total Common Stocks (cost $100,277,143) 111,056,978
Shares Description (1) Value
X 1,111,243 EXCHANGE-TRADED FUNDS - 1.0%
X 1,111,243
13,527 SPDR S&P Biotech ETF (2),(3) $ 1,111,243
Total Exchange-Traded Funds (cost $1,103,710) 1,111,243
Total Long-Term Investments (cost $101,380,853) 112,168,221
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.8%
3,151,248 MONEY MARKET FUNDS - 2.8%
X 3,151,248
3,151,248 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 3,151,248
Total Investments Purchased with Collateral from Securities Lending (cost $3,151,248) 3,151,248
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.7%
749,835 REPURCHASE AGREEMENTS - 0.7%
749,835
$ 750 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$749,852, collateralized $764,400, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$764,848
0.830% 11/01/22 $ 749,835
Total Short-Term Investments (cost $749,835) 749,835
Total Investments (cost $ 105,281,936 ) - 103 .0% 116,069,304
Other Assets Less Liabilities -   (3.0)% (3,343,106)
Net Assets - 100% $ 112,726,198
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,040,256.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See accompanying notes to financial statements

Nuveen Small Cap Value Fund
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 543,124,419 COMMON STOCKS - 99.0%
X 543,124,419
Aerospace & Defense - 1.4%
167,738 Parsons Corp (2) $ 7,863,557
Air Freight & Logistics - 1.7%
320,564 Air Transport Services Group Inc (2) 9,360,469
Auto Components - 1.0%
343,059 Dana Inc 5,475,222
Banks - 18.8%
185,744 Ameris Bancorp 9,567,674
158,704 Banner Corp 11,863,124
198,492 Cathay General Bancorp 9,051,235
323,065 ConnectOne Bancorp Inc 8,092,778
226,433 First Interstate BancSystem Inc, Class A 10,327,609
203,466 First Merchants Corp 9,135,623
193,428 Heartland Financial USA Inc 9,539,869
395,153 OceanFirst Financial Corp 8,922,555
98,239 Pinnacle Financial Partners Inc 8,152,855
128,821 Preferred Bank/Los Angeles CA 9,902,470
92,577 Wintrust Financial Corp 8,667,059
Total Banks 103,222,851
Beverages - 0.8%
283,603 Primo Water Corp 4,137,768
Biotechnology - 1.9%
32,290 United Therapeutics Corp (2) 7,443,814
305,500 Vanda Pharmaceuticals Inc (2) 3,198,585
Total Biotechnology 10,642,399
Building Products - 1.4%
331,093 Resideo Technologies Inc (2) 7,820,417
Capital Markets - 2.7%
132,943 Federated Hermes Inc 4,619,769
67,713 Piper Sandler Cos 8,665,233
24,017 Stifel Financial Corp 1,485,932
Total Capital Markets 14,770,934
Chemicals - 3.4%
59,518 Cabot Corp 4,373,383
868,880 Ecovyst Inc 8,645,356
107,103 Minerals Technologies Inc 5,891,736
Total Chemicals 18,910,475
Commercial Services & Supplies - 1.9%
257,828 Deluxe Corp 4,738,879
160,786 SP Plus Corp (2) 5,953,905
Total Commercial Services & Supplies 10,692,784
Communications Equipment - 0.3%
67,648 ADTRAN Holdings Inc 1,519,374

Shares Description (1) Value
Construction & Engineering - 1.4%
55,439 EMCOR Group Inc $ 7,822,443
Construction Materials - 0.5%
113,041 Summit Materials Inc, Class A (2) 2,978,630
Consumer Finance - 0.6%
91,157 OneMain Holdings Inc 3,515,014
Electric Utilities - 1.4%
109,929 Otter Tail Corp 7,411,413
Electrical Equipment - 1.6%
239,600 nVent Electric PLC 8,745,400
Electronic Equipment, Instruments & Components - 2.5%
181,135 Avnet Inc 7,279,816
419,036 TTM Technologies Inc (2) 6,415,441
Total Electronic Equipment, Instruments & Components 13,695,257
Energy Equipment & Services - 1.2%
234,455 ChampionX Corp 6,710,102
Equity Real Estate Investment Trusts (REITs) - 8.3%
239,332 Apple Hospitality REIT Inc 4,097,364
80,483 Centerspace 5,577,472
104,762 EPR Properties 4,043,813
640,722 Global Medical REIT Inc 5,856,199
724,979 LXP Industrial Trust 7,017,797
570,670 RLJ Lodging Trust 6,945,054
565,073 RPT Realty 5,255,179
205,768 STAG Industrial Inc 6,500,211
Total Equity Real Estate Investment Trusts (REITs) 45,293,089
Food Products - 1.1%
231,301 Hostess Brands Inc (2) 6,124,850
Gas Utilities - 2.7%
88,110 ONE Gas Inc 6,826,763
116,897 Spire Inc 8,160,579
Total Gas Utilities 14,987,342
Health Care Equipment & Supplies - 1.6%
102,697 Enovis Corp (2) 5,078,367
87,510 NuVasive Inc (2) 3,861,816
Total Health Care Equipment & Supplies 8,940,183
Health Care Providers & Services - 2.8%
89,598 Acadia Healthcare Co Inc (2) 7,284,317
260,746 Option Care Health Inc (2) 7,890,174
Total Health Care Providers & Services 15,174,491
Hotels, Restaurants & Leisure - 2.9%
107,190 Dine Brands Global Inc 7,727,327
54,537 Marriott Vacations Worldwide Corp 8,058,387
Total Hotels, Restaurants & Leisure 15,785,714

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
October 31, 2022

Shares Description (1) Value
Household Durables - 1.6%
237,322 La-Z-Boy Inc $ 5,878,466
72,431 M/I Homes Inc (2) 3,005,162
Total Household Durables 8,883,628
Insurance - 3.0%
213,904 American Equity Investment Life Holding Co 9,214,984
294,836 James River Group Holdings Ltd 7,450,506
Total Insurance 16,665,490
Interactive Media & Services - 0.8%
55,266 Ziff Davis Inc (2) 4,277,036
IT Services - 2.2%
55,331 Maximus Inc 3,412,263
432,888 TaskUS Inc, Class A (2),(3) 8,740,008
Total IT Services 12,152,271
Leisure Products - 1.7%
42,544 Brunswick Corp/DE 3,006,584
332,284 Topgolf Callaway Brands Corp (2) 6,220,357
Total Leisure Products 9,226,941
Machinery - 1.5%
189,876 Hillenbrand Inc 8,388,722
Metals & Mining - 1.5%
176,132 Commercial Metals Co 8,014,006
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
644,540 Ladder Capital Corp 6,877,242
Multiline Retail - 0.5%
48,270 Ollie's Bargain Outlet Holdings Inc (2) 2,703,120
Multi-Utilities - 1.4%
115,468 Black Hills Corp 7,548,143
Oil, Gas & Consumable Fuels - 6.6%
191,599 Brigham Minerals Inc, Class A 5,939,569
542,075 CNX Resources Corp (2) 9,112,281
191,912 Excelerate Energy Inc, Class A 5,300,609
304,188 Magnolia Oil & Gas Corp, Class A 7,811,548
239,370 Northern Oil and Gas Inc 8,172,092
Total Oil, Gas & Consumable Fuels 36,336,099
Pharmaceuticals - 1.3%
127,367 Prestige Consumer Healthcare Inc (2) 6,938,954
Professional Services - 1.4%
139,589 Korn Ferry 7,759,752
Real Estate Management & Development - 1.1%
347,852 Kennedy-Wilson Holdings Inc 5,777,822
Road & Rail - 1.2%
294,824 Schneider National Inc, Class B 6,556,886

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 1.6%
126,438 Ultra Clean Holdings Inc (2) $ 3,933,486
254,356 Veeco Instruments Inc (2) 4,636,910
Total Semiconductors & Semiconductor Equipment 8,570,396
Software - 1.1%
170,121 Verint Systems Inc (2) 6,027,387
Specialty Retail - 1.7%
67,208 Genesco Inc (2) 3,161,464
34,425 Group 1 Automotive Inc 5,955,525
Total Specialty Retail 9,116,989
Technology Hardware, Storage & Peripherals - 0.7%
263,023 Stratasys Ltd (2) 3,805,943
Thrifts & Mortgage Finance - 1.5%
388,700 Radian Group Inc 8,112,169
Trading Companies & Distributors - 1.4%
56,509 WESCO International Inc (2) 7,785,245
Total Long-Term Investments (cost $461,055,030) 543,124,419
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.3%
X 1,822,883 MONEY MARKET FUNDS - 0.3%
X 1,822,883
1,822,883 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 1,822,883
Total Investments Purchased with Collateral from Securities Lending (cost $1,822,883) 1,822,883
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.1%
5,861,849 REPURCHASE AGREEMENTS - 1.1%
5,861,849
$ 5,862 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/22, repurchase price
$5,861,984, collateralized $5,975,600, U.S. Treasury
Government Bonds, 4.25%, due 5/15/39, value
$5,979,102
0.830% 11/01/22 $ 5,861,849
Total Short-Term Investments (cost $5,861,849) 5,861,849
Total Investments (cost $ 468,739,762 ) - 100 .4% 550,809,151
Other Assets Less Liabilities -   (0.4)% (2,231,589)
Net Assets - 100% $ 548,577,562
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,707,266.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Statement of Assets and Liabilities
October 31, 2022
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
Assets
Long-term investments, at value
†‡
$ 3,338,136,551 $ 34,207,016 $ 231,081,192 $ 456,569,206 $ 171,914,434
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – – 2,240,983
Short-term investments, at value
◊
– 112,208 3,901,322 14,649,759 940,356
Receivable for dividends 11,684,161 72,718 28,600 277,535 –
Receivable for interest – 3 90 338 21
Receivable for investments sold 80,599,458 – 2,182,272 – 2,127,868
Receivable for reclaims 39,200 – – – –
Receivable for reimbursement from Adviser 401,903 5,546 71,077 50,748 161,393
Receivable for shares sold 54,898 6,487 147,587 758,739 406,234
Other assets 296,883 26,835 101,350 68,561 35,988
Total assets 3,431,213,054 34,430,813 237,513,490 472,374,886 177,827,277
Liabilities
Cash overdraft 17,352,601 – – – –
Payable for collateral from securities lending – – – – 2,240,983
Payable for investments purchased - regular settlement – – 1,810,475 – 1,306,410
Payable for shares redeemed 46,504,961 14,414 73,858 163,709 147,161
Accrued expenses:
Custodian fees 291,221 23,029 49,115 44,921 44,682
Management fees 1,738,088 14,792 147,624 264,278 112,602
Directors fees 285,952 468 71,091 19,458 3,542
Professional fees 94,236 19,189 24,082 27,016 22,842
Shareholder reporting expenses 44,437 5,076 14,119 27,771 48,405
Shareholder servicing agent fees 266,142 4,009 78,247 202,563 87,990
12b-1 distribution and service fees 87,927 5,938 28,993 17,559 8,199
Other 4,541 — — — —
Total liabilities 66,670,106 86,915 2,297,604 767,275 4,022,816
Net assets $ 3,364,542,948 $ 34,343,898 $ 235,215,886 $ 471,607,611 $ 173,804,461
†
Long-term investments, cost $ 3,015,434,075 $ 30,858,997 $ 225,747,614 $ 385,043,036 $ 155,150,462
◊
Short-term investments, cost $ — $ 112,208 $ 3,901,322 $ 14,649,759 $ 940,356
‡ Includes securities loaned of $ — $ — $ — $ — $ 2,183,756

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Assets
Long-term investments, at value
†‡
$ 112,168,221 $ 543,124,419
Investments purchased with collateral from securities lending, at value (cost approximates value) 3,151,248 1,822,883
Short-term investments, at value
◊
749,835 5,861,849
Receivable for dividends 19,747 193,786
Receivable for interest 17 135
Receivable for investments sold 1,031,226 –
Receivable for reclaims – 2,744
Receivable for reimbursement from Adviser 38,137 171,639
Receivable for shares sold 49,928 687,140
Other assets 51,305 88,320
Total assets 117,259,664 551,952,915
Liabilities
Payable for collateral from securities lending 3,151,248 1,822,883
Payable for investments purchased - regular settlement 1,097,584 –
Payable for shares redeemed 75,140 772,042
Accrued expenses:
Custodian fees 34,234 78,848
Management fees 66,045 324,095
Directors fees 21,020 54,609
Professional fees 21,102 31,177
Shareholder reporting expenses 13,071 63,716
Shareholder servicing agent fees 42,608 186,963
12b-1 distribution and service fees 11,414 39,727
Other — 1,293
Total liabilities 4,533,466 3,375,353
Net assets $ 112,726,198 $ 548,577,562
†
Long-term investments, cost $ 101,380,853 $ 461,055,030
◊
Short-term investments, cost $ 749,835 $ 5,861,849
‡ Includes securities loaned of $ 3,040,256 $ 1,707,266

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap
Growth
Opportunities
Class A Shares
Net Assets $ 390,218,885 $ 23,156,517 $ 142,840,307 $ 63,992,041 $ 41,158,887
Shares outstanding 27,627,486 744,297 7,352,955 1,276,642 2,053,106
Net asset value ("NAV") per share $ 14.12 $ 31.11 $ 19.43 $ 50.13 $ 20.05
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 14.98 $ 33.01 $ 20.62 $ 53.19 $ 21.27
Class C Shares
Net Assets $ 11,931,126 $ 1,333,793 $ — $ 5,551,735 $ —
Shares outstanding 864,287 48,063 — 119,692 —
NAV and offering price per share $ 13.80 $ 27.75 $ — $ 46.38 $ —
Class R6 Shares
Net Assets $ 2,619,891,187 $ — $ 20,897,382 $ 32,383,374 $ 644,017
Shares outstanding 180,995,424 — 684,697 638,627 24,114
NAV and offering price per share $ 14.47 $ — $ 30.52 $ 50.71 $ 26.71
Class I Shares
Net Assets $ 342,501,750 $ 9,853,588 $ 71,478,197 $ 369,680,461 $ 132,001,557
Shares outstanding 23,880,315 312,322 2,402,685 7,322,074 5,010,897
NAV and offering price per share $ 14.34 $ 31.55 $ 29.75 $ 50.49 $ 26.34
Fund level net assets consist of:
Capital paid-in $ 2,849,122,213 $ 29,069,463 $ 265,887,918 $ 373,334,030 $ 187,872,664
Total distributable earnings (loss) 515,420,735 5,274,435 (30,672,032) 98,273,581 (14,068,203)
Fund level net assets $ 3,364,542,948 $ 34,343,898 $ 235,215,886 $ 471,607,611 $ 173,804,461
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $   0.0001 $   0.0001 $   0.0001 $   0.0001 $   0.0001

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Class A Shares
Net Assets $ 56,475,857 $ 113,226,655
Shares outstanding 6,915,152 4,268,679
Net asset value ("NAV") per share $ 8.17 $ 26.52
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 8.67 $ 28.14
Class C Shares
Net Assets $ — $ 21,592,435
Shares outstanding — 982,135
NAV and offering price per share $ — $ 21.99
Class R6 Shares
Net Assets $ 3,135,012 $ 152,177,675
Shares outstanding 265,620 5,483,461
NAV and offering price per share $ 11.80 $ 27.75
Class I Shares
Net Assets $ 53,115,329 $ 261,580,797
Shares outstanding 4,520,611 9,486,934
NAV and offering price per share $ 11.75 $ 27.57
Fund level net assets consist of:
Capital paid-in $ 105,636,545 $ 682,105,310
Total distributable earnings (loss) 7,089,653 (133,527,748)
Fund level net assets $ 112,726,198 $ 548,577,562
Authorized shares - per class 2 billion 2 billion
Par value per share $   0.0001 $   0.0001

Statement of Operations
October 31, 2022
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Mid Cap Growth
Opportunities Mid Cap Value
Small Cap Growth
Opportunities
Investment Income
Dividends $ 92,502,869 $ 653,269 $ 1,567,050 $ 9,375,980 $ 808,551
Interest 37,598 266 5,260 17,021 3,583
Securities lending income, net — 24 2,621 — 8,603
Other income 1,168,325 15,907 163,743 102,036 314,298
Tax withheld (96,797) (185) (5,846) (12,418) —
Total Investment Income 93,611,995 669,281 1,732,828 9,482,619 1,135,035
Expenses
– – – – –
Management fees 22,198,491 296,681 2,395,759 3,338,048 1,994,822
12b-1 service fees - Class A Shares 1,025,145 67,686 433,661 172,853 113,194
12b-1 distribution and service fees - Class C Shares
(1)
136,814 16,638 28,231 58,837 13,014
Shareholder servicing agent fees 976,722 19,996 337,190 512,859 381,209
Interest expense 10,691 187 835 765 883
Custodian expenses 337,041 34,329 57,059 51,994 56,325
Directors fees 112,443 1,303 9,144 13,737 7,208
Professional fees 202,072 29,532 39,014 46,148 37,247
Shareholder reporting expenses 44,459 11,269 19,858 43,998 86,073
Federal and state registration fees 88,731 51,350 69,688 86,705 73,366
Other 217,334 6,920 34,081 30,181 26,411
Total expenses before fee waiver/expense reimbursement 25,349,943 535,891 3,424,520 4,356,125 2,789,752
Fee waiver/expense reimbursement (1,347,284) (112,456) (196,209) (241,096) (311,136)
Net expenses 24,002,659 423,435 3,228,311 4,115,029 2,478,616
Net investment income (loss) 69,609,336 245,846 (1,495,483) 5,367,590 (1,343,581)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency 244,381,236 2,102,320 (35,366,468) 27,588,605 (28,540,149)
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (403,181,046) (9,644,270) (118,055,207) (60,525,990) (64,383,170)
Net realized and unrealized gain (loss) (158,799,810) (7,541,950) (153,421,675) (32,937,385) (92,923,319)
Net increase (decrease) in net assets from operations $ (89,190,474) $ (7,296,104) $ (154,917,158) $ (27,569,795) $ (94,266,900)

Statement of Operations
(continued)
See accompanying notes to financial statements.

Small Cap Select Small Cap Value
Investment Income
Dividends $ 1,450,849 $ 12,005,538
Interest 1,635 10,707
Securities lending income, net 4,598 358
Other income 103,547 344,353
Total Investment Income 1,560,629 12,360,956
Expenses
– –
Management fees 1,110,208 4,961,576
12b-1 service fees - Class A Shares 157,571 309,211
12b-1 distribution and service fees - Class C Shares
(1)
8,638 246,612
Shareholder servicing agent fees 197,116 718,571
Interest expense 382 1,540
Custodian expenses, net 43,592 87,857
Directors fees 3,997 19,072
Professional fees 33,583 50,895
Shareholder reporting expenses 25,091 77,246
Federal and state registration fees 68,580 76,713
Other 15,770 62,730
Total expenses before fee waiver/expense reimbursement 1,664,528 6,612,023
Fee waiver/expense reimbursement (206,937) (329,365)
Net expenses 1,457,591 6,282,658
Net investment income (loss) 103,038 6,078,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (3,451,728) 63,890,029
Change in net unrealized appreciation (depreciation) of investments (24,623,524) (109,810,592)
Net realized and unrealized gain (loss) (28,075,252) (45,920,563)
Net increase (decrease) in net assets from operations $ (27,972,214) $ (39,842,265)
(1) Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select converted to Class A Shares at the close of business on
August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
October 31, 2022
See accompanying notes to financial statements.

Dividend Value Large Cap Select
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 69,609,336 $ 68,201,221 $ 245,846 $ 120,946
Net realized gain (loss) from investments 244,381,236 545,433,953 2,102,320 10,468,701
Change in net unrealized appreciation (depreciation) of
investments (403,181,046) 667,492,430 (9,644,270) 6,031,187
Net increase (decrease) in net assets from operations (89,190,474) 1,281,127,604 (7,296,104) 16,620,834
Distributions to Shareholders
Dividends:
Class A Shares (38,652,955) (4,571,543) (5,829,007) (211,310)
Class C Shares (1,291,414) (81,540) (405,648) (6,336)
Class R3 Shares
(1)
— (94,855) — —
Class R6 Shares (271,012,937) (51,756,049) – –
Class I Shares (40,373,355) (7,049,788) (3,427,150) (163,741)
Decrease in net assets from distributions to shareholders (351,330,661) (63,553,775) (9,661,805) (381,387)
Fund Share Transactions
Fund Reorganization — 238,529,483 — —
Proceeds from sale of shares 348,656,366 906,173,773 3,097,315 5,967,263
Proceeds from shares issued to shareholders due to reinvestment of distributions 345,072,764 62,462,449 8,141,331 295,603
693,729,130 1,207,165,705 11,238,646 6,262,866
Cost of shares redeemed (908,100,616) (1,027,091,254) (12,055,274) (12,291,687)
Net increase (decrease) in net assets from Fund share transactions (214,371,486) 180,074,451 (816,628) (6,028,821)
Net increase (decrease) in net assets (654,892,621) 1,397,648,280 (17,774,537) 10,210,626
Net assets at the beginning of period 4,019,435,569 2,621,787,289 52,118,435 41,907,809
Net assets at the end of period $ 3,364,542,948 $ 4,019,435,569 $ 34,343,898 $ 52,118,435

Statement of Changes in Net Assets
(continued)
See accompanying notes to financial statements.

Mid Cap Growth Opportunities Mid Cap Value
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ (1,495,483) $ (3,273,270) $ 5,367,590 $ 2,887,637
Net realized gain (loss) from investments and foreign currency (35,366,468) 112,141,801 27,588,605 39,708,016
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (118,055,207) 34,245,827 (60,525,990) 112,634,699
Net increase (decrease) in net assets from operations (154,917,158) 143,114,358 (27,569,795) 155,230,352
Distributions to Shareholders
Dividends:
Class A Shares (60,603,608) (27,006,259) (3,794,008) (501,238)
Class C Shares
(2)
(2,457,931) (1,313,163) (334,190) (22,059)
Class R3 Shares
(1)
— (2,853,671) — (116,499)
Class R6 Shares (5,449,259) (3,099,614) (1,362,609) (261,456)
Class I Shares (28,663,653) (16,584,219) (15,462,316) (3,173,542)
Decrease in net assets from distributions to shareholders (97,174,451) (50,856,926) (20,953,123) (4,074,794)
Fund Share Transactions
Proceeds from sale of shares 29,140,496 64,574,360 206,637,309 86,613,025
Proceeds from shares issued to shareholders due to reinvestment of distributions 92,599,257 48,204,913 19,687,711 3,772,523
121,739,753 112,779,273 226,325,020 90,385,548
Cost of shares redeemed (88,345,726) (138,132,870) (110,331,716) (122,343,700)
Net increase (decrease) in net assets from Fund share transactions 33,394,027 (25,353,597) 115,993,304 (31,958,152)
Net increase (decrease) in net assets (218,697,582) 66,903,835 67,470,386 119,197,406
Net assets at the beginning of period 453,913,468 387,009,633 404,137,225 284,939,819
Net assets at the end of period $ 235,215,886 $ 453,913,468 $ 471,607,611 $ 404,137,225

Statement of Changes in Net Assets
(continued)
See accompanying notes to financial statements.

Small Cap Growth Opportunities Small Cap Select
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ (1,343,581) $ (2,080,467) $ 103,038 $ (268,387)
Net realized gain (loss) from investments (28,540,149) 65,129,193 (3,451,728) 24,819,418
Change in net unrealized appreciation (depreciation) of
investments (64,383,170) 37,031,442 (24,623,524) 24,460,005
Net increase (decrease) in net assets from operations (94,266,900) 100,080,168 (27,972,214) 49,011,036
Distributions to Shareholders
Dividends:
Class A Shares (11,103,588) (5,791,593) (12,237,944) (852,635)
Class C Shares
(2)
(614,013) (413,003) (404,482) (25,593)
Class R3 Shares
(1)
— (241,104) — (103,624)
Class R6 Shares (99,951) (91,484) (311,451) (33,157)
Class I Shares (46,041,090) (19,572,399) (9,209,427) (480,425)
Decrease in net assets from distributions to shareholders (57,858,642) (26,109,583) (22,163,304) (1,495,434)
Fund Share Transactions
Proceeds from sale of shares 49,838,866 109,164,403 29,445,692 55,066,140
Proceeds from shares issued to shareholders due to reinvestment of distributions 55,705,751 24,413,746 21,757,881 1,460,994
105,544,617 133,578,149 51,203,573 56,527,134
Cost of shares redeemed (147,897,905) (54,556,389) (44,948,071) (35,694,040)
Net increase (decrease) in net assets from Fund share transactions (42,353,288) 79,021,760 6,255,502 20,833,094
Net increase (decrease) in net assets (194,478,830) 152,992,345 (43,880,016) 68,348,696
Net assets at the beginning of period 368,283,291 215,290,946 156,606,214 88,257,518
Net assets at the end of period $ 173,804,461 $ 368,283,291 $ 112,726,198 $ 156,606,214

Statement of Changes in Net Assets
(continued)
See accompanying notes to financial statements.

Small Cap Value
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 6,078,298 $ 2,666,068
Net realized gain (loss) from investments 63,890,029 166,768,490
Change in net unrealized appreciation (depreciation) of investments (109,810,592) 228,908,635
Net increase (decrease) in net assets from operations (39,842,265) 398,343,193
Distributions to Shareholders
Dividends:
Class A Shares (721,671) (414,977)
Class C Shares (146,017) –
Class R3 Shares
(1)
— (24,047)
Class R6 Shares (997,125) (1,219,971)
Class I Shares (1,922,976) (2,536,323)
Decrease in net assets from distributions to shareholders (3,787,789) (4,195,318)
Fund Share Transactions
Proceeds from sale of shares 103,801,216 326,906,007
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,102,913 3,362,724
106,904,129 330,268,731
Cost of shares redeemed (235,795,264) (690,565,501)
Net increase (decrease) in net assets from Fund share transactions (128,891,135) (360,296,770)
Net increase (decrease) in net assets (172,521,189) 33,851,105
Net assets at the beginning of period 721,098,751 687,247,646
Net assets at the end of period $ 548,577,562 $ 721,098,751
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class C Shares of Mid Cap Growth Opportunities, Small Cap Growth Opportunities and Small Cap Select converted to Class A Shares at the close of business on
August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Dividend Value
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 15.97 $ 0.24 $ (0.67) $ (0.43) $ (0.20) $ (1.22) $ (1.42) $ 14.12
2021 11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
2020 14.21 0.25 (1.98) (1.73) (0.23) (0.81) (1.04) 11.44
2019 14.32 0.26 0.96 1.22 (0.28) (1.05) (1.33) 14.21
2018 15.67 0.25 0.35 0.60 (0.24) (1.71) (1.95) 14.32
Class
C
2022 15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
2021 11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
2020 13.93 0.15 (1.92) (1.77) (0.14) (0.81) (0.95) 11.21
2019 14.06 0.16 0.93 1.09 (0.17) (1.05) (1.22) 13.93
2018 15.41 0.14 0.35 0.49 (0.13) (1.71) (1.84) 14.06
Class
R6
2022 16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
2021 11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
2020 14.54 0.30 (2.02) (1.72) (0.29) (0.81) (1.10) 11.72
2019 14.61 0.32 0.99 1.31 (0.33) (1.05) (1.38) 14.54
2018 15.93 0.32 0.36 0.68 (0.29) (1.71) (2.00) 14.61
Class
I
2022 16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
2021 11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
2020 14.42 0.28 (2.01) (1.73) (0.27) (0.81) (1.08) 11.61
2019 14.51 0.30 0.98 1.28 (0.32) (1.05) (1.37) 14.42
2018 15.85 0.30 0.36 0.66 (0.29) (1.71) (2.00) 14.51
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 3 .00 ) % $ 390,219 1 .00% 0 .96% 1 .63% 81%
41 .25 434,105 1 .00 0 .96 1 .32 97
( 13 .12 ) 158,645 1 .09 1 .09 2 .00 117
9 .81 215,710 1 .11 1 .11 1 .94 93
3 .72 264,271 1 .08 1 .08 1 .68 68
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
( 13 .75 ) 11,881 1 .84 1 .84 1 .24 117
8 .98 23,083 1 .86 1 .86 1 .19 93
2 .98 31,111 1 .83 1 .83 0 .95 68
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
( 12 .80 ) 2,025,717 0 .70 0 .70 2 .41 117
10 .29 52,824 0 .72 0 .72 2 .30 93
4 .15 172,215 0 .72 0 .72 2 .05 68
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97
( 12 .96 ) 408,828 0 .84 0 .84 2 .25 117
10 .14 661,390 0 .86 0 .86 2 .18 93
4 .02 617,086 0 .83 0 .83 1 .94 68

Financial Highlights
(continued)
Large Cap Select
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 45.19 $ 0.19 $ (5.82) $ (5.63) $ (0.10) $ (8.35) $ (8.45) $ 31.11
2021 32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
2020 30.71 0.17 1.61 1.78 (0.37) — (0.37) 32.12
2019 28.87 0.21 2.72 2.93 (0.10) (0.99) (1.09) 30.71
2018 27.50 0.12 1.38 1.50 (0.13) — (0.13) 28.87
Class
C
2022 41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
2021 29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
2020 28.28 (0.06) 1.47 1.41 (0.13) — (0.13) 29.56
2019 26.77 ( — ) (f) 2.50 2.50 — (0.99) (0.99) 28.28
2018 25.57 (0.10) 1.30 1.20 — — — 26.77
Class
I
2022 45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
2021 32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
2020 30.98 0.25 1.62 1.87 (0.44) — (0.44) 32.41
2019 29.13 0.28 2.73 3.01 (0.17) (0.99) (1.16) 30.98
2018 27.74 0.19 1.40 1.59 (0.20) — (0.20) 29.13
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 15 .56 ) % $ 23,157 1 .32% 1 .05% 0 .54% 78%
41 .77 31,724 1 .29 1 .05 0 .18 83
5 .76 24,135 1 .30 1 .11 0 .54 101
10 .86 24,224 1 .20 1 .15 0 .73 108
5 .47 23,030 1 .16 1 .14 0 .39 101
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
4 .99 1,743 2 .05 1 .86 ( 0 .21 ) 101
10 .02 2,097 1 .95 1 .90 ( 0 .02 ) 108
4 .65 2,145 1 .91 1 .89 ( 0 .37 ) 101
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83
6 .02 16,030 1 .05 0 .86 0 .79 101
11 .13 18,567 0 .95 0 .90 0 .98 108
5 .74 48,569 0 .91 0 .89 0 .65 101

Financial Highlights
(continued)
Mid Cap Growth Opportunities
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 41.71 $ (0.14) $ (11.98) $ (12.12) $ — $ (10.16) $ (10.16) $ 19.43
2021 34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
2020 33.66 (0.09) 8.01 7.92 — (7.34) (7.34) 34.24
2019 36.79 (0.12) 3.48 3.36 — (6.49) (6.49) 33.66
2018 43.45 (0.20) 1.16 0.96 — (7.62) (7.62) 36.79
Class
R6
2022 58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
2021 46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
2020 43.07 0.03 10.70 10.73 — (7.34) (7.34) 46.46
2019 44.94 0.01 4.61 4.62 — (6.49) (6.49) 43.07
2018 51.24 (0.05) 1.37 1.32 — (7.62) (7.62) 44.94
Class
I
2022 57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
2021 45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
2020 42.49 (0.01) 10.53 10.52 — (7.34) (7.34) 45.67
2019 44.49 (0.05) 4.54 4.49 — (6.49) (6.49) 42.49
2018 50.85 (0.12) 1.38 1.26 — (7.62) (7.62) 44.49
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
(36.06) % $ 142,840 1.23% 1.17% (0.60) % 67%
38.97 252,552 1.20 1.17 (0.84) 89
28.09 185,219 1.24 1.17 (0.29) 89
13.43 172,912 1.24 1.17 (0.35) 90
2.35 196,212 1.23 1.17 (0.51) 106
(35.86) 20,897 0.89 0.83 (0.25) 67
39.45 31,945 0.86 0.83 (0.50) 89
28.54 28,966 0.88 0.81 0.06 89
13.85 26,329 0.86 0.79 0.02 90
2.75 56,250 0.84 0.78 (0.11) 106
(35.91) 71,478 0.98 0.92 (0.35) 67
39.31 164,813 0.95 0.92 (0.58) 89
28.38 150,875 0.99 0.92 (0.03) 89
13.73 165,663 1.00 0.92 (0.12) 90
2.61 331,728 0.98 0.92 (0.26) 106

Financial Highlights
(continued)
Mid Cap Value
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 56.38 $ 0.54 $ (3.88) $ (3.34) $ (0.35) $ (2.56) $ (2.91) $ 50.13
2021 36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
2020 41.07 0.43 (4.59) (4.16) (0.38) — (0.38) 36.53
2019 38.91 0.40 3.29 3.69 (0.09) (1.44) (1.53) 41.07
2018 42.32 0.29 (0.46) (0.17) (0.26) (2.98) (3.24) 38.91
Class
C
2022 52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
2021 34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
2020 38.49 0.14 (4.34) (4.20) (0.08) — (0.08) 34.21
2019 36.73 0.11 3.09 3.20 — (1.44) (1.44) 38.49
2018 40.17 ( — ) (f) (0.46) (0.46) — (2.98) (2.98) 36.73
Class
R6
2022 56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
2021 36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
2020 41.32 0.57 (4.59) (4.02) (0.52) — (0.52) 36.78
2019 39.10 0.55 3.30 3.85 (0.19) (1.44) (1.63) 41.32
2018(g) 42.86 0.11 (3.87) (3.76) — — — 39.10
Class
I
2022 56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
2021 36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
2020 41.24 0.52 (4.59) (4.07) (0.48) — (0.48) 36.69
2019 39.08 0.51 3.28 3.79 (0.19) (1.44) (1.63) 41.24
2018 42.49 0.40 (0.47) (0.07) (0.36) (2.98) (3.34) 39.08
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Value rounded to zero.
(g)
For the period June 20, 2018 (commencement of operations) through October 31, 2018.
(h)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 6 .29 ) % $ 63,992 1 .21% 1 .16% 1 .03% 38%
55 .98 73,571 1 .28 1 .16 0 .59 31
( 10 .26 ) 41,258 1 .27 1 .17 1 .16 56
10 .19 55,467 1 .27 1 .17 1 .04 46
( 0 .65 ) 51,202 1 .31 1 .17 0 .69 49
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
( 10 .94 ) 4,649 2 .02 1 .92 0 .40 56
9 .39 7,631 2 .02 1 .92 0 .30 46
( 1 .41 ) 6,899 2 .06 1 .92 — (f) 49
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
( 9 .91 ) 16,762 0 .89 0 .78 1 .54 56
10 .63 19,481 0 .87 0 .77 1 .39 46
( 8 .77 ) 958 0 .93 (h) 0 .79 (h) 0 .71 (h) 49
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31
( 10 .03 ) 214,089 1 .02 0 .92 1 .41 56
10 .48 250,717 1 .02 0 .92 1 .30 46
( 0 .40 ) 139,841 1 .07 0 .92 0 .95 49

Financial Highlights
(continued)
Small Cap Growth Opportunities
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 34.74 $ (0.16) $ (8.03) $ (8.19) $ — $ (6.50) $ (6.50) $ 20.05
2021 27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
2020 20.96 (0.18) 6.57 6.39 — — — 27.35
2019 23.54 (0.14) 0.84 0.70 — (3.28) (3.28) 20.96
2018 24.78 (0.17) 1.94 1.77 — (3.01) (3.01) 23.54
Class
R6
2022 43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
2021 33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
2020 25.69 (0.07) 8.07 8.00 — — — 33.69
2019 27.88 (0.05) 1.14 1.09 — (3.28) (3.28) 25.69
2018 28.72 (0.10) 2.27 2.17 — (3.01) (3.01) 27.88
Class
I
2022 43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
2021 33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
2020 25.51 (0.14) 8.01 7.87 — — — 33.38
2019 27.79 (0.10) 1.10 1.00 — (3.28) (3.28) 25.51
2018 28.66 (0.13) 2.27 2.14 — (3.01) (3.01) 27.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
(28.03) % $ 41,159 1.35% 1.22% (0.72) % 65%
43.38 59,901 1.33 1.21 (0.88) 97
30.55 41,683 1.42 1.22 (0.77) 105
5.47 34,249 1.39 1.23 (0.68) 104
7.89 36,452 1.38 1.24 (0.72) 139
(27.74) 644 0.95 0.82 (0.30) 65
43.98 590 0.93 0.81 (0.39) 97
31.14 1,038 0.98 0.78 (0.26) 105
6.13 144 1.01 0.85 (0.19) 104
8.24 14,475 1.03 0.88 (0.35) 139
(27.86) 132,002 1.10 0.97 (0.51) 65
43.74 305,544 1.08 0.96 (0.62) 97
30.81 168,931 1.17 0.97 (0.51) 105
5.78 172,242 1.13 0.98 (0.41) 104
8.14 56,194 1.13 0.99 (0.46) 139

Financial Highlights
(continued)
Small Cap Select
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.89 $ ( — ) (f) $ (1.83) $ (1.83) $ — $ (1.89) $ (1.89) $ 8.17
2021 7.83 (0.03) 4.23 4.20 ( — ) (f) (0.14) (0.14) 11.89
2020 7.71 ( — ) (f) 0.13 0.13 (0.01) — (0.01) 7.83
2019 9.26 ( — ) (f) 0.28 0.28 ( — ) (f) (1.83) (1.83) 7.71
2018 10.13 (0.01) 0.35 0.34 — (1.21) (1.21) 9.26
Class
R6
2022 16.26 0.04 (2.61) (2.57) — (1.89) (1.89) 11.80
2021 10.66 0.01 5.77 5.78 (0.04) (0.14) (0.18) 16.26
2020 10.49 0.03 0.20 0.23 (0.06) — (0.06) 10.66
2019 11.87 0.04 0.44 0.48 (0.03) (1.83) (1.86) 10.49
2018(g) 11.82 0.02 0.03 0.05 — — — 11.87
Class
I
2022 16.21 0.03 (2.60) (2.57) — (1.89) (1.89) 11.75
2021 10.63 (0.01) 5.76 5.75 (0.03) (0.14) (0.17) 16.21
2020 10.46 0.02 0.19 0.21 (0.04) — (0.04) 10.63
2019 11.85 0.03 0.44 0.47 (0.03) (1.83) (1.86) 10.46
2018 12.60 0.03 0.43 0.46 — (1.21) (1.21) 11.85
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Value rounded to zero.
(g)
For the period February 28, 2018 (commencement of operations) through October 31, 2018.
(h)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 17 .84 ) % $ 56,476 1 .40% 1 .24% ( 0 .05 ) % 63%
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
1 .70 49,513 1 .48 1 .24 ( 0 .05 ) 90
6 .95 55,849 1 .42 1 .24 0 .01 70
3 .48 60,930 1 .43 1 .24 ( 0 .06 ) 95
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
2 .15 1,994 1 .09 0 .86 0 .32 90
7 .22 2,070 1 .03 0 .85 0 .36 70
0 .42 6,532 1 .03 (h) 0 .85 (h) 0 .24 (h) 95
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91
2 .00 31,341 1 .23 0 .99 0 .19 90
7 .13 30,109 1 .17 0 .99 0 .26 70
3 .77 37,420 1 .18 0 .99 0 .21 95

Financial Highlights
(continued)
Small Cap Value
The Fund's fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 28.36 $ 0.21 $ (1.90) $ (1.69) $ (0.15) $ — $ (0.15) $ 26.52
2021 17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
2020 22.19 0.09 (4.77) (4.68) (0.21) — (0.21) 17.30
2019 22.96 0.18 (0.17) 0.01 (0.13) (0.65) (0.78) 22.19
2018 25.19 0.12 (2.15) (2.03) (0.10) (0.10) (0.20) 22.96
Class
C
2022 23.68 — (f) (1.56) (1.56) (0.13) — (0.13) 21.99
2021 14.51 (0.13) 9.30 9.17 — — — 23.68
2020 18.62 (0.04) (4.03) (4.07) (0.04) — (0.04) 14.51
2019 19.39 0.01 (0.13) (0.12) — (0.65) (0.65) 18.62
2018 21.36 (0.06) (1.81) (1.87) — (0.10) (0.10) 19.39
Class
R6
2022 29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
2021 18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
2020 23.09 0.15 (4.93) (4.78) (0.29) — (0.29) 18.02
2019 23.83 0.29 (0.18) 0.11 (0.20) (0.65) (0.85) 23.09
2018 26.09 0.23 (2.22) (1.99) (0.17) (0.10) (0.27) 23.83
Class
I
2022 29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
2021 17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
2020 23.00 0.16 (4.96) (4.80) (0.27) — (0.27) 17.93
2019 23.79 0.24 (0.18) 0.06 (0.20) (0.65) (0.85) 23.00
2018 26.09 0.19 (2.22) (2.03) (0.17) (0.10) (0.27) 23.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Management Fees and Other
Transactions with Affiliates Note in the Notes to the financial statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(c)
NII
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
( 6 .00 ) % $ 113,227 1 .25% 1 .20% 0 .77% 31%
64 .47 138,585 1 .25 1 .20 0 .16 36
( 21 .33 ) 105,402 1 .30 1 .20 0 .48 30
0 .44 213,819 1 .28 1 .20 0 .81 31
( 8 .12 ) 291,122 1 .24 1 .20 0 .47 35
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
( 21 .93 ) 22,263 2 .05 1 .95 ( 0 .28 ) 30
( 0 .28 ) 45,920 2 .03 1 .95 0 .07 31
( 8 .80 ) 70,077 1 .99 1 .95 ( 0 .28 ) 35
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
( 21 .01 ) 85,491 0 .86 0 .76 0 .81 30
0 .90 133,071 0 .83 0 .75 1 .26 31
( 7 .73 ) 121,943 0 .82 0 .78 0 .86 35
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36
( 21 .14 ) 457,676 1 .05 0 .95 0 .81 30
0 .69 1,228,912 1 .03 0 .95 1 .06 31
( 7 .88 ) 1,812,444 0 .99 0 .95 0 .71 35

Notes to Financial Statements
1. General Information
Trust and Fund Information
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of
1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”), Nuveen Large Cap Select Fund
(“Large Cap Select”), Nuveen Mid Cap Growth Opportunities Fund (“Mid Cap Growth Opportunities”), Nuveen Mid Cap Value Fund (“Mid Cap
Value”), Nuveen Small Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select Fund (“Small Cap Select”)
and Nuveen Small Cap Value Fund (“Small Cap Value”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
The end of the reporting period for the Funds is October 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the Sub-Adviser), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Fund Reorganization
On April 27, 2020, the Funds’ Board of Trustees of Nuveen Investment Trust and the Funds’ Board of Directors (the “Board”) of Nuveen Investment
Funds, Inc., approved the Reorganization of Nuveen Large Cap Value Fund (the “Target Fund”) into Dividend Value (the “Acquiring Fund”) (the
“Reorganization”). On September 28, 2020, shareholders of the Target Fund approved the Reorganization. The Reorganization was effective at the close of business on December 4, 2020.
Upon the closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. These Acquiring Fund shares will then be distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the Reorganization.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class C Shares of Mid Cap Growth Opportunities, Small Cap
Growth Opportunities and Small Cap Select converted to Class A Shares after the close of business on August 19, 2022. Class R6 Shares and Class I
Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its directors or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.

Notes to Financial Statements
(continued)
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing services (“pricing services”) and are generally classified as Level 1 or
2.

Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 3,338,136,551 $ – $ – $ 3,338,136,551
Total
$ 3,338,136,551 $ – $ – $ 3,338,136,551
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 34,207,016 $ – $ – $ 34,207,016
Short-Term Investments:
Repurchase Agreements – 112,208 – 112,208
Total
$ 34,207,016 $ 112,208 $ – $ 34,319,224
Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 231,081,192 $ – $ – $ 231,081,192
Short-Term Investments:
Repurchase Agreements – 3,901,322 – 3,901,322
Total
$ 231,081,192 $ 3,901,322 $ – $ 234,982,514
Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 456,569,206 $ – $ – $ 456,569,206
Short-Term Investments:
Repurchase Agreements – 14,649,759 – 14,649,759
Total
$ 456,569,206 $ 14,649,759 $ – $ 471,218,965
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 171,913,843 $ – $ 591** $ 171,914,434
Investments Purchased with Collateral from Securities
Lending 2,240,983 – – 2,240,983
Short-Term Investments:
Repurchase Agreements – 940,356 – 940,356
Total
$ 174,154,826 $ 940,356 $ 591 $ 175,095,773

Notes to Financial Statements
(continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 111,056,978 $ – $ – $ 111,056,978
Exchange-Traded Funds 1,111,243 – – 1,111,243
Investments Purchased with Collateral from Securities
Lending 3,151,248 – – 3,151,248
Short-Term Investments:
Repurchase Agreements – 749,835 – 749,835
Total
$ 115,319,469 $ 749,835 $ – $ 116,069,304
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 543,124,419 $ – $ – $ 543,124,419
Investments Purchased with Collateral from Securities
Lending 1,822,883 – – 1,822,883
Short-Term Investments:
Repurchase Agreements – 5,861,849 – 5,861,849
Total
$ 544,947,302 $ 5,861,849 $ – $ 550,809,151
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value - $- $-
Large Cap Select Fixed Income Clearing Corporation 112,208 114,467
Mid Cap Growth Opportunities Fixed Income Clearing Corporation 3,901,322 3,979,431
Mid Cap Value Fixed Income Clearing Corporation 14,649,759 14,942,851
Small Cap Growth Opportunities Fixed Income Clearing Corporation 940,356 959,262
Small Cap Select Fixed Income Clearing Corporation 749,835 764,848
Small Cap Value Fixed Income Clearing Corporation 5,861,849 5,979,102

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Small Cap Growth Opportunities Common Stock $2,183,756 $2,240,983
Small Cap Select Common Stock 1,945,936 2,012,302
Exchange-Traded Funds 1,094,320 1,138,946
Total $3,040,256 $3,151,248
Small Cap Value Common Stock $1,707,266 $1,822,883
Fund
Purchases Sales
Dividend Value
$ 2,888,127,279 $ 3,382,347,847
Large Cap Select
32,956,551 43,086,450
Mid Cap Growth Opportunities
204,552,295 272,670,788
Mid Cap Value
249,500,267 161,861,002
Small Cap Growth Opportunities
156,823,699 256,767,427
Small Cap Select
82,043,750 98,643,416
Small Cap Value
192,146,077 315,406,468

Notes to Financial Statements
(continued)
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/22
Year Ended
10/31/21
Dividend Value Shares Amount Shares Amount
Shares issued in the Reorganization:
Class A — $— 14,146,957 $187,318,787
Class C — — 627,042 8,132,038
Class R3
(1)
— — 6,476 85,328
Class R6 — — 14,338 194,379
Class I — — 3,185,887 42,798,951
Shares sold:
Class A 1,677,886 24,407,093 1,157,239 16,979,040
Class A - automatic conversion of Class C Shares 1,426 20,987 3,324 50,053
Class A - automatic conversion of Class R3 Shares — — 1,332,443 21,279,107
Class C 125,518 1,770,067 112,784 1,582,442
Class R3
(1)
— — 68,276 947,209
Class R6 21,388,133 305,486,916 62,937,672 830,353,866
Class I 1,142,225 16,971,303 2,337,677 34,982,056
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,381,492 35,373,973 280,701 4,152,919
Class C 86,804 1,266,479 5,462 79,594
Class R3
(1)
— — 6,554 94,479
Class R6 17,832,052 271,006,221 3,457,700 51,753,567
Class I 2,480,518 37,426,091 430,040 6,381,890
47,116,054 693,729,130 90,110,572 1,207,165,705
Shares redeemed:
Class A (3,622,494) (51,905,145) (3,593,966) (51,695,213)
Class C (393,109) (5,616,281) (755,345) (10,514,193)
Class C - automatic conversion to Class A Shares (1,459) (20,987) (3,395) (50,053)
Class R3
(1)
— — (210,384) (2,987,934)
Class R3 - automatic conversion to Class A Shares — — (1,339,151) (21,279,107)
Class R6 (48,095,477) (723,213,381) (49,365,807) (758,797,773)
Class I (8,574,049) (127,344,822) (12,324,980) (181,766,981)
(60,686,588) (908,100,616) (67,593,028) (1,027,091,254)
Net increase (decrease) (13,570,534) $(214,371,486) 22,517,544 $180,074,451
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
10/31/22
Year Ended
10/31/21
Large Cap Select Shares Amount Shares Amount
Shares sold:
Class A 49,150 $1,619,287 47,307 $1,884,520
Class A - automatic conversion of Class C Shares 197 6,536 803 32,578
Class C 20,385 694,985 3,155 124,418
Class I 22,471 776,507 98,815 3,925,747
Shares issued to shareholders due to reinvestment of distributions:
Class A 149,832 5,603,128 5,571 202,130
Class C 12,082 405,648 191 6,335
Class I 56,363 2,132,555 2,381 87,138
310,480 11,238,646 158,223 6,262,866
Shares redeemed:
Class A (156,938) (5,322,325) (103,066) (4,038,382)
Class C (27,354) (827,900) (18,279) (705,300)
Class C - automatic conversion to Class A Shares (220) (6,536) (872) (32,578)
Class I (174,384) (5,898,513) (187,915) (7,515,427)
(358,896) (12,055,274) (310,132) (12,291,687)
Net increase (decrease) (48,416) $(816,628) (151,909) $(6,028,821)

Year Ended
10/31/22
Year Ended
10/31/21
Mid Cap Growth Opportunities Shares Amount Shares Amount
Shares sold:
Class A 418,152 $9,664,057 349,354 $13,123,791
Class A - automatic conversion of Class C Shares 136,751 2,854,115 4,809 178,393
Class A - automatic conversion of Class R3 Shares — — 447,164 16,424,332
Class C
(1)
55,894 755,281 29,587 564,997
Class R3
(2)
— — 84,014 2,712,835
Class R6 86,190 3,276,982 61,828 3,280,240
Class I 347,618 12,590,061 545,230 28,289,772
Shares issued to shareholders due to reinvestment of distributions:
Class A 2,194,153 59,834,565 743,887 26,593,930
Class C
(1)
285,143 2,457,931 71,611 1,294,017
Class R3
(2)
— — 92,472 2,853,671
Class R6 127,557 5,449,259 61,586 3,099,614
Class I 596,532 24,857,502 290,822 14,363,681
4,247,990 121,739,753 2,782,364 112,779,273
Shares redeemed:
Class A (1,451,373) (34,008,243) (899,736) (34,267,626)
Class C
(1)
(126,013) (970,955) (140,092) (2,650,763)
Class C - automatic conversion to Class A Shares (434,837) (2,854,115) (9,512) (178,393)
Class R3
(2)
— — (213,377) (6,825,644)
Class R3 - automatic conversion to Class A Shares — — (518,609) (16,424,332)
Class R6 (71,412) (2,802,730) (204,447) (11,121,059)
Class I (1,395,784) (47,709,683) (1,285,241) (66,665,053)
(3,479,419) (88,345,726) (3,271,014) (138,132,870)
Net increase (decrease) 768,571 $33,394,027 (488,650) $(25,353,597)
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
10/31/22
Year Ended
10/31/21
Mid Cap Value Shares Amount Shares Amount
Shares sold:
Class A 190,479 $10,130,081 176,017 $8,867,632
Class A - automatic conversion of Class C Shares 6 336 — —
Class A - automatic conversion of Class R3 Shares — — 187,245 10,113,091
Class C 17,439 868,030 22,953 1,060,245
Class R3
(1)
— — 17,856 836,063
Class R6 414,141 21,010,312 246,011 12,833,710
Class I 3,323,755 174,628,550 1,081,377 52,902,284
Shares issued to shareholders due to reinvestment of distributions:
Class A 67,987 3,692,139 11,428 487,609
Class C 6,608 334,190 549 22,041
Class R3
(1)
— — 2,764 116,499
Class R6 24,810 1,358,844 6,084 260,623
Class I 262,023 14,302,538 67,471 2,885,751
4,307,248 226,325,020 1,819,755 90,385,548
Shares redeemed:
Class A (286,628) (15,261,090) (199,237) (9,909,199)
Class C (18,610) (911,546) (45,136) (2,078,476)
Class C - automatic conversion to Class A Shares (7) (336) — —
Class R3
(1)
— — (56,979) (2,644,646)
Class R3 - automatic conversion to Class A Shares — — (189,846) (10,113,091)
Class R6 (261,347) (13,294,251) (246,852) (12,721,605)
Class I (1,531,332) (80,864,493) (1,716,992) (84,876,683)
(2,097,924) (110,331,716) (2,455,042) (122,343,700)
Net increase (decrease) 2,209,324 $115,993,304 (635,287) $(31,958,152)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
10/31/22
Year Ended
10/31/21
Small Cap Growth Opportunities Shares Amount Shares Amount
Shares sold:
Class A 201,812 $4,617,821 210,876 $6,782,987
Class A - automatic conversion of Class C Shares 61,822 1,289,612 18 595
Class A - automatic conversion of Class R3 Shares — — 59,678 1,904,933
Class C
(1)
15,482 228,492 21,766 478,657
Class R3
(2)
— — 17,583 512,385
Class R6 22,736 666,519 12,037 497,643
Class I 1,340,651 43,036,422 2,526,502 98,987,203
Shares issued to shareholders due to reinvestment of distributions:
Class A 413,405 10,880,846 193,026 5,656,110
Class C
(1)
39,478 609,145 20,943 413,003
Class R3
(2)
— — 8,983 241,104
Class R6 2,725 95,210 714 26,440
Class I 1,278,486 44,120,550 493,823 18,077,089
3,376,597 105,544,617 3,565,949 133,578,149
Shares redeemed:
Class A (348,346) (8,049,911) (263,294) (8,526,180)
Class C
(1)
(45,651) (626,794) (56,949) (1,214,851)
Class C - automatic conversion to Class A Shares (106,053) (1,289,612) (27) (595)
Class R3
(2)
— — (19,883) (582,035)
Class R3 - automatic conversion to Class A Shares — — (65,193) (1,904,933)
Class R6 (14,810) (423,452) (30,080) (1,198,491)
Class I (4,649,351) (137,508,136) (1,040,703) (41,129,304)
(5,164,211) (147,897,905) (1,476,129) (54,556,389)
Net increase (decrease) (1,787,614) $(42,353,288) 2,089,820 $79,021,760
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
10/31/22
Year Ended
10/31/21
Small Cap Select Shares Amount Shares Amount
Shares sold:
Class A 476,502 $4,346,382 623,191 $6,798,571
Class A - automatic conversion of Class C Shares 108,534 923,644 581 6,308
Class A - automatic conversion of Class R3 Shares — — 562,027 6,452,067
Class C
(1)
23,215 116,814 64,985 382,698
Class R3
(2)
— — 119,314 1,102,237
Class R6 133,545 1,622,172 59,689 857,317
Class I 1,645,333 22,436,680 2,660,201 39,466,942
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,256,268 12,110,428 89,710 844,247
Class C
(1)
96,077 404,482 5,098 25,593
Class R3
(2)
— — 12,626 103,624
Class R6 22,439 311,451 2,572 33,156
Class I 645,341 8,931,520 35,363 454,374
4,407,254 51,203,573 4,235,357 56,527,134
Shares redeemed:
Class A (1,491,425) (13,298,199) (1,032,915) (11,283,611)
Class C
(1)
(74,347) (290,632) (55,152) (317,599)
Class C - automatic conversion to Class A Shares (249,625) (923,644) (1,091) (6,308)
Class R3
(2)
— — (157,731) (1,460,155)
Class R3 - automatic conversion to Class A Shares — — (647,148) (6,452,067)
Class R6 (62,042) (796,004) (77,588) (1,160,940)
Class I (2,363,873) (29,639,592) (1,048,813) (15,013,360)
(4,241,312) (44,948,071) (3,020,438) (35,694,040)
Net increase (decrease) 165,942 $6,255,502 1,214,919 $20,833,094
(1) Class C Shares were converted to Class A Shares at the close of business on August 19, 2022 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
(2) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, net operating losses, nondeductible reorganization expenses, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, taxable overdistribution, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
10/31/22
Year Ended
10/31/21
Small Cap Value Shares Amount Shares Amount
Shares sold:
Class A 695,459 $19,217,263 1,113,245 $27,474,076
Class A - automatic conversion of Class C Shares 17 439 — —
Class A - automatic conversion of Class R3 Shares — — 642,426 17,936,527
Class C 42,722 976,016 65,952 1,365,627
Class R3
(1)
— — 143,265 3,292,369
Class R6 1,270,494 36,527,584 6,135,359 149,052,959
Class I 1,661,816 47,079,914 5,117,952 127,784,449
Shares issued to shareholders due to reinvestment of distributions:
Class A 20,733 601,678 14,565 314,161
Class C 5,539 134,101 — —
Class R3
(1)
— — 1,116 23,543
Class R6 25,680 777,085 45,797 1,026,309
Class I 52,826 1,590,049 89,548 1,998,711
3,775,286 106,904,129 13,369,225 330,268,731
Shares redeemed:
Class A (1,334,347) (36,491,824) (2,975,907) (74,076,213)
Class C (269,603) (6,094,990) (397,010) (8,204,114)
Class C - automatic conversion to Class A Shares (21) (439) — —
Class R3
(1)
— — (458,512) (10,921,193)
Class R3 - automatic conversion to Class A Shares — — (657,497) (17,936,527)
Class R6 (1,999,133) (57,203,057) (4,737,760) (124,122,889)
Class I (4,850,255) (136,004,954) (18,107,716) (455,304,565)
(8,453,359) (235,795,264) (27,334,402) (690,565,501)
Net increase (decrease) (4,678,073) $(128,891,135) (13,965,177) $(360,296,770)
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 3,033,490,360 $ 492,190,299 $ (187,544,108) $ 304,646,191
Large Cap Select
31,095,374 5,230,499 (2,006,649) 3,223,850
Mid Cap Growth Opportunities
230,552,339 37,267,939 (32,837,764) 4,430,175
Mid Cap Value
400,902,392 85,987,366 (15,670,793) 70,316,573
Small Cap Growth Opportunities
161,297,196 35,020,808 (21,222,231) 13,798,577
Small Cap Select
106,624,936 20,165,624 (10,721,256) 9,444,368
Small Cap Value
475,870,358 120,122,393 (45,183,600) 74,938,793
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 9,590,554 $ 215,364,772 $ 304,646,191 $ (13,924,766) $ — $ (256,016) $ 515,420,735
Large Cap Select
212,130 1,838,455 3,223,850 — — — 5,274,435
Mid Cap Growth
Opportunities
— — 4,430,175 (35,033,309) — (68,898) (30,672,032)
Mid Cap Value
5,499,244 22,473,127 70,316,573 — — (15,363) 98,273,581
Small Cap Growth
Opportunities
— — 13,798,577 (26,924,212) (942,568) — (14,068,203)
Small Cap Select
158,505 — 9,444,368 (2,497,473) — (15,747) 7,089,653
Small Cap Value
3,857,670 — 74,938,802 (212,274,542) — (49,678) (133,527,748)
10/31/22 10/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
Dividend Value
$ 189,579,315 $ 161,751,346 $ 63,553,775 $ —
Large Cap Select
4,404,547 5,257,258 238,344 143,043
Mid Cap Growth Opportunities
39,117,119 58,057,332 5,961,416 44,895,510
Mid Cap Value
2,619,085 18,334,038 4,074,794 —
Small Cap Growth Opportunities
19,745,195 38,113,447 6,034,590 20,074,993
Small Cap Select
11,146,857 11,016,447 49,133 1,446,301
Small Cap Value
$ 3,787,789 $ — $ 4,195,318 $ —
Fund
Short-Term Long-Term Total
Dividend Value
1
$ 13,924,766 $ — $ 13,924,766
Large Cap Select
— — —
Mid Cap Growth Opportunities
35,033,309 — 35,033,309
Mid Cap Value
— — —
Small Cap Growth Opportunities
25,660,761 1,263,451 26,924,212
Small Cap Select
2,497,473 — 2,497,473
Small Cap Value
82,482,055 129,792,487 212,274,542
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

As of year end, the Funds utilized the following capital loss carryforwards:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Utilized
Dividend Value
$ 4,201,690
Large Cap Select
—
Mid Cap Growth Opportunities
—
Mid Cap Value
—
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
61,870,346
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap
Growth
Opportunities
Mid Cap
Value
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6000% 0.6500% 0.6500% 0.6500%
For the next $125 million 0.4875 0.4875 0.5875 0.5875 0.6375 0.6375 0.6375
For the next $250 million 0.4750 0.4750 0.5750 0.5750 0.6250 0.6250 0.6250
For the next $500 million 0.4625 0.4625 0.5625 0.5625 0.6125 0.6125 0.6125
For the next $1 billion 0.4500 0.4500 0.5500 0.5500 0.6000 0.6000 0.6000
For the next $3 billion 0.4250 0.4250 0.5250 0.5250 0.5750 0.5750 0.5750
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5000 0.5500 0.5500 0.5500
For the next $2.5 billion 0.3875 0.3875 0.4875 0.4875 0.5375 0.5375 0.5375
For net assets over $10
billion 0.3750 0.3750 0.4750 0.4750 0.5250 0.5250 0.5250

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of "eligible assets" of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund's assets that are not "eligible assets". The complex-level fee schedule for each Fund is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of October 31, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2024, may be terminated or modified prior to that date only with the approval of the Board.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Dividend Value
0 .1718%
Large Cap Select
0 .2000%
Mid Cap Growth Opportunities
0 .2000%
Mid Cap Value
0 .1852%
Small Cap Growth Opportunities
0 .1884%
Small Cap Select
0 .2000%
Small Cap Value
0 .1662%
Fund Expense Cap
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2024
Large Cap Select 0.80 July 31, 2024
Mid Cap Growth Opportunities 0.92 July 31, 2024
Mid Cap Value 0.92 July 31, 2024
Small Cap Growth Opportunities 0.99 July 31, 2024
Small Cap Select 0.99 July 31, 2024
Small Cap Value 0.99 July 31, 2024

Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which is disclosed below, is recognized in "Other income" on the Statement of Operations.
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Amount
Dividend Value
$ 1,168,325
Large Cap Select
15,907
Mid Cap Growth Opportunities
163,743
Mid Cap Value
102,036
Small Cap Growth Opportunities
314,298
Small Cap Select
103,547
Small Cap Value
344,353
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ 2,441,193 $ 186,700,025 $ 9,499,009
Large Cap Select
12,622 93,187 1,994
Mid Cap Growth Opportunities
— 1,844,600 (73,014)
Mid Cap Value
871,050 3,613,985 929,759
Small Cap Growth Opportunities
419,245 — —
Small Cap Select
— 191,139 75,736
Small Cap Value
1,299,023 1,860,132 755,230
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Dividend Value
$ 76,495 $ 68,392
Large Cap Select
10,709 9,523
Mid Cap Growth Opportunities
21,397 19,064
Mid Cap Value
75,529 67,747
Small Cap Growth Opportunities
16,604 14,667
Small Cap Select
11,593 10,194
Small Cap Value
37,296 33,447

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Commission
Advances
(Unaudited)
Dividend Value
$ 11,948
Large Cap Select
3,941
Mid Cap Growth Opportunities
9,425
Mid Cap Value
16,720
Small Cap Growth Opportunities
1,553
Small Cap Select
902
Small Cap Value
12,674
Fund
12b-1 Fees
Retained
(Unaudited)
Dividend Value
$ 6,127
Large Cap Select
1,919
Mid Cap Growth Opportunities
4,139
Mid Cap Value
—
Small Cap Growth Opportunities
336
Small Cap Select
2,362
Small Cap Value
21,193
Fund
CDSC
Retained
(Unaudited)
Dividend Value
$ 2,781
Large Cap Select
970
Mid Cap Growth Opportunities
1,300
Mid Cap Value
4,787
Small Cap Growth Opportunities
1,825
Small Cap Select
1,971
Small Cap Value
1,714

Affiliate Owned Shares
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.
Dividend
Value
TIAA —%
TIAA-CREF Lifecycle Retirement Income Fund 1
TIAA-CREF Lifecycle 2010 Fund 1
TIAA-CREF Lifecycle 2015 Fund 2
TIAA-CREF Lifecycle 2020 Fund 4
TIAA-CREF Lifecycle 2025 Fund 7
TIAA-CREF Lifecycle 2030 Fund 9
TIAA-CREF Lifecycle 2035 Fund 11
TIAA-CREF Lifecycle 2040 Fund 14
TIAA-CREF Lifecycle 2045 Fund 11
TIAA-CREF Lifecycle 2050 Fund 8
TIAA-CREF Lifecycle 2055 Fund 4
TIAA-CREF Lifecycle 2060 Fund 1
TIAA-CREF Lifecycle 2065 Fund —*
TIAA-CREF Lifestyle Aggressive Growth Fund 1
TIAA-CREF Lifestyle Conservative Fund —*
TIAA-CREF Lifestyle Growth Fund 1
TIAA-CREF Lifestyle Income Fund —*
TIAA-CREF Lifestyle Moderate Fund 1
TIAA-CREF Managed Allocation Fund 2
* Rounds to less than 1%

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Dividend Value $ 183,201,537
Large Cap Select 5,618,963
Mid Cap Growth Opportunities 58,057,332
Mid Cap Value 23,181,692
Small Cap Growth Opportunities 38,113,447
Small Cap Select 11,016,447
Small Cap Value —
Fund Percentage
Dividend Value
39 .8%
Large Cap Select
12 .1
Mid Cap Growth Opportunities
4 .2
Mid Cap Value
100 .0
Small Cap Growth Opportunities
4 .3
Small Cap Select
9 .6
Small Cap Value
100 .0
Fund Percentage
Dividend Value
43 .8%
Large Cap Select
13 .7
Mid Cap Growth Opportunities
4 .3
Mid Cap Value
100 .0
Small Cap Growth Opportunities
4 .3
Small Cap Select
9 .6
Small Cap Value
100 .0

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Lipper Equity Income Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions. but do not reflect any applicable sales charges.
Lipper Large-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Large-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Mid-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Mid-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Mid-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Growth Funds Classification Average:
Represents the average annualized total return for all
reporting funds in the Lipper Small-Cap Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Value Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Market Capitalization:
The market capitalization of a company is equal to the number of the company’s common shares outstanding multiplied by the current price of the company’s stock.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Growth Index:
An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Growth Index:
An index designed to measure the performance of the mid-cap growth segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap® Value Index:
An index designed to measure the performance of the mid-cap value segment of the
U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes
500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization :
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Dividend Value Fund (the “Dividend Value Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, but the Fund outperformed its benchmark for the one-year period ended
December 31, 2021. Although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31,
2021, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and the third quartile for the five-year period ended December 31, 2021. Further, for the periods ended March 31, 2022, the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods, and the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and fourth quartile for the three- and five-year periods. Based on its review, the Board was generally satisfied with the overall performance of the Fund.
For Nuveen Large Cap Select Fund (the “Large Cap Select Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, and the Fund ranked in the third quartile of its Performance Peer
Group for the one-year period ended December 31, 2021 and the fourth quartile for the three- and five-year periods ended December 31, 2021.
Further, for periods ended March 31, 2022, the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods. The Board considered the factors that impacted Fund performance and was satisfied with the steps taken to help address performance challenges.
For Nuveen Mid Cap Growth Opportunities Fund (the “Mid Cap Growth Opportunities Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-
year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five- year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the more recent one-year period ended March 31, 2022. The Board considered the factors that impacted Fund performance and was satisfied with the steps taken in addressing performance challenges.
For Nuveen Mid Cap Value Fund (the “Mid Cap Value Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021, and the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2021 and the second quartile for the three-year period ended December 31, 2021. Similarly, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022, and the Fund ranked in the first quartile of its Performance Peer
Group for the one- and five-year periods ended March 31, 2022 and the second quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the overall performance of the Fund.
For Nuveen Small Cap Growth Opportunities Fund (the “Small Cap Growth Opportunities Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021, and the Fund ranked in the second quartile of its Performance Peer
Group for the one- and five-year periods ended December 31, 2021 and the first quartile for the three-year period ended December 31, 2021. For the periods ended March 31, 2022, the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods, and the
Fund ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period. Based on its review, the Board was generally satisfied with the overall performance of the Fund.
For Nuveen Small Cap Select Fund (the “Small Cap Select Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three-
and five-year periods ended December 31, 2021, and the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and the first quartile for the three- and five-year periods ended December 31, 2021. Further, the Fund outperformed its benchmark for the one-, three- and five-year periods ended March 31, 2022 and although the Fund ranked in the fourth quartile of its Performance
Peer Group for the one-year period ended March 31, 2022, the Fund ranked in the second quartile for the three-year period ended March 31, 2022 and first quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the overall performance of the Fund.
For Nuveen Small Cap Value Fund (the “Small Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31,
2021 and March 31, 2022, the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the overall performance of the
Fund.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Independent Board Members noted that (a) the Dividend Value Fund, Large Cap Select Fund, Mid Cap Value Fund, Small
Cap Growth Opportunities Fund, Small Cap Select Fund and Small Cap Value Fund each had a net management fee and a net expense ratio that were below the respective peer averages; and (b) the Mid Cap Growth Opportunities Fund had a net management fee and a net expense ratio that were in line with the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds
(“ETFs”) sponsored by Nuveen. The Board recognized that the Sub-Adviser was an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.

In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the temporary expense caps applicable to the Funds. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Directors and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors of the Funds. The number of Directors of the Funds is currently set at ten. None of the Directors who are not “interested” persons of the
Funds (referred to herein as “Independent Directors”) has ever been a Director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Independent Directors:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and
Director
2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Director 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Director 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Director 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; Vice President and Assistant Secretary (since 2022) of Winslow Capital Management, LLC;
formerly, Vice President and Assistant Secretary of NWQ Investment Management
Company, LLC (2002-2020) and Santa Barbara Asset Management, LLC (2006-
2020) Chartered Financial Analyst.

Directors and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Directors serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-FCGO-1022D 2615428-INV-Y-12/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-fun ds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended October 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Value Fund	16,375	3,000	5,200	0
Nuveen Mid Cap Growth Opportunities Fund	16,375	0	2,000	0
Nuveen Small Cap Value Fund	16,375	0	0	0
Nuveen Mid Cap Value Fund	16,375	0	1,500	0
Nuveen Small Cap Growth Opportunities Fund	16,375	0	2,000	0
Nuveen Small Cap Select Fund	16,375	0	2,000	0
Nuveen Large Cap Select Fund	16,375	0	2,000	0

Total	$114,625	$3,000	$14,700	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Value Fund	0%	0%	0%	0%
Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Select Fund	0%	0%	0%	0%
Nuveen Large Cap Select Fund	0%	0%	0%	0%

October 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Dividend Value Fund	27,984	9,500	0	0
Nuveen Mid Cap Growth Opportunities Fund	16,500	5,000	2,500	0
Nuveen Small Cap Value Fund	17,690	5,000	0	0
Nuveen Mid Cap Value Fund	16,170	5,000	0	0
Nuveen Small Cap Growth Opportunities Fund	15,930	5,000	2,500	0
Nuveen Small Cap Select Fund	15,445	5,000	2,500	0
Nuveen Large Cap Select Fund	15,190	5,000	0	0

Total	$124,909	$39,500	$7,500	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Value Fund	0%	0%	0%	0%
Nuveen Mid Cap Value Fund	0%	0%	0%	0%
Nuveen Small Cap Growth Opportunities Fund	0%	0%	0%	0%
Nuveen Small Cap Select Fund	0%	0%	0%	0%
Nuveen Large Cap Select Fund	0%	0%	0%	0%

Fiscal Year Ended October 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Affiliated Fund Service Providers	Affiliated Fund Service Providers	and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)
Fund Name
Nuveen Dividend Value Fund	5,200	0	0
Nuveen Mid Cap Growth Opportunities Fund	2,000	0	0
Nuveen Small Cap Value Fund	0	0	0
Nuveen Mid Cap Value Fund	1,500	0	0
Nuveen Small Cap Growth Opportunities Fund	2,000	0	0
Nuveen Small Cap Select Fund	2,000	0	0
Nuveen Large Cap Select Fund	2,000	0	0

Total	$14,700	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and related directly to the operations and financial reporting of the Trust)	Affiliated Fund Service Providers (all other engagements)
Fund Name
Nuveen Dividend Value Fund	0	0	0
Nuveen Mid Cap Growth Opportunities Fund	2,500	0	0
Nuveen Small Cap Value Fund	0	0	0
Nuveen Mid Cap Value Fund	0	0	0
Nuveen Small Cap Growth Opportunities Fund	2,500	0	0
Nuveen Small Cap Select Fund	2,500	0	0
Nuveen Large Cap Select Fund	0	0	0

Total	$7,500	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: January 9, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: January 9, 2023